1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 16                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 17                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           The Corporate Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on October 25, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 16  TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 16 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet


                                     PART A

     Prospectus for Institutional Shares and Institutional Service Shares of
               Evergreen Select Balanced Fund is contained herein.


           Prospectus for Classes A, B and C of Evergreen Equity Index
                            Fund is contained herein.


Prospectus for Classes A, B and C of Evergreen Select Strategic Growth Fund and
               Evergreen Special Equity Fund is contained herein.


    Prospectus for Institutional Shares and Institutional Service Shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly
           Evergreen Select Strategic Value Fund) is contained herein.


     Prospectus for Institutional Shares and Institutional Service Shares of
       Evergreen Core Equity (formerly Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund), Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund
             and Evergreen Special Equity Fund is contained herein.



                                     PART B

     Statement of Additional Information for Evergreen Select Balanced Fund
                              is contained herein.


     Statement of Additional Information for Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund)
                              is contained herein.


    Statement of Additional Information for Evergreen Core Equity (formerly Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly
 Evergreen Select Secular Growth Fund), Evergreen Select Small Cap Growth Fund,
  Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund is
                               contained herein.



                                     PART C

                                    Exhibits

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST
                          BALANCED FUNDS - I/IS SHARES

                                     PART A

                                   PROSPECTUS

                                      ----------------------------------------
                                           Prospectus, November 1, 2001
                                      ----------------------------------------

Evergreen  Balanced  Funds



Evergreen Select Balanced Fund


Institutional Shares
Institutional Service Shares



The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARY:

Overview of Fund Risks...................2

Evergreen Select Balanced Fund ..........4


GENERAL INFORMATION:

The Fund's Investment Advisor ...........6

The Fund's Portfolio Managers ...........6

Calculating the Share Price .............6

How to Choose an Evergreen Fund .........6

How to Choose the Share Class
  That Best Suits You ...................7

How to Buy Shares .......................8

How to Redeem Shares ....................9

Other Services .........................10

The Tax Consequences of
  Investing in the Fund ................10

Fees and Expenses of the Fund ..........11

Financial Highlights ...................12

Other Fund Practices ...................13



In general, the Fund included in this prospectus seeks both capital growth and current income.


Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS
What are the specific risks for an investor in the Fund?

 PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W O F F U N D R I S K S


Select Balanced Fund

typically relies on a combination of the following strategies:

o investing a portion of its assets in investment grade debt securities, which are bonds rated within the four highest ratings categories;

o investing in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks; and

o    selling  a  portfolio   investment:   i)  when  the   issuer's   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

may be appropriate for investors who:

o are seeking a long-term investment offering both current income and the potential for capital growth.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in the Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Select Balanced Fund

FUND FACTS:

Goal:
o        Long-term Total Return

Principal Investments:
o        Common and Preferred Stocks of Large and Mid-Cap U.S. Companies
o        Fixed Income Securities

Classes of Shares Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Sub-Advisor:
o        Tattersall Advisory Group, Inc.

Portfolio Managers:
o        Tattersall Advisory Group, Inc. (fixed income portion)
o        EIMC Team (equity portion)

NASDAQ Symbols:
o        ESAIX (Institutional)
o        ESASX (Institutional Service)

Dividend Payment Schedule:
o        Monthly



   INVESTMENT GOAL

The Fund seeks long-term total return through capital growth and current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in growth oriented common stocks, preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Fund's assets allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities and 0-25% in cash equivalents. The equity portion of the Fund invests primarily in the equity securities of large and mid-sized U.S. companies, typically having a market capitalization of $1.5 billion and greater at the time of investment. The Fund's stock selection is based on a style of equity management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. The investment process combines quantitative and qualitative fundamental analysis to identify companies which exhibit, histories of superior earnings, strong current fundamentals, and rising earnings expectations.

The Fund normally invests substantially all of the fixed income portion in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. In addition, the Fund may invest in corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.


   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Market Capitalization Risk
o        Investment Style Risk



Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments because the loans held in the asset pool often may be prepaid without penalty or premium. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since 4/1/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*
1992    1993  1994  1995  1996  1997  1998  1999  2000
8.21    10.68 -2.15 26.81 11.72 21.21 11.30 13.93  1.76

Best Quarter:        4th       Quarter 1999       +16.38%
Worst Quarter:       4th      Quarter 2000        -8.57%

Year-to-date total return through 9/30/2001 is -16.68%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and Lehman Brothers Government/Credit Index (LBGCI). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. LBGCI is an unmanaged, fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
               Inception                           Performance
               Date of    1 year  5 year   10         Since
                 Class                      year    4/1/1991
Institutional  1/22/1998  1.76%   11.67%    N/A      11.74%
Institutional  4/9/1998   1.51%   11.57%    N/A      11.69%
Service
S&P 500                   -9.10%  18.33%    N/A      16.28%
LBGCI                     11.85%   6.24%    N/A       7.92%
* Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y shares of Evergreen Balanced Fund II, from 4/1/1991 through 1/22/1998, the inception date of Institutional shares. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in kind transaction to the Fund's Institutional shares. Performance from 1/23/1998 through the inception of Institutional Service shares reflects that of Institutional shares. Performance prior to inception of Institutional Service shares does not include this class' 0.25% 12b-1 fees. Institutional shares do not pay 12b-1 fees. If fees were reflected, returns would have been lower for the Institutional Service shares.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.52%      0.00%     0.22%       0.74%

Institutional     0.52%      0.25%     0.22%       0.99%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.64% for Institutional shares and 0.89% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $76                $101
   3 years       $237               $315
   5 years       $411               $547
 10 years        $918               $1,213

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the Fund paid 0.42% of its average daily net assets in aggregate advisory fees to the investment advisor.

Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor for the fixed income portion of the Fund.

TAG, a subsidiary of Wachovia Corporation, has been managing fixed income accounts since 1976 and manages $5.8 billion in assets for 10 of the Evergreen Funds as of 9/30/2001. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

THE FUND'S PORTFOLIO MANAGERS

Select Balanced Fund
The equity portion of the Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offered in this prospectus offers two different institutional classes - Institutional and Institutional Service. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates) and through special arrangements entered into on behalf of the Evergreen Funds with certain financial services firms.

Each class of shares is sold without an initial sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. Institutional shares do not pay a service fee. The minimum initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The Fund's Institutional Service shares incur an annual service fee of 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

---------------- -------------- --------------
                    Minimum        Minimum
                    Initial      Additional
                  Purchase of     Purchases
                 Institutional
                      and
                 Institutional
                    Service
                    Shares
---------------- -------------- --------------
Regular          $1,000.000^    None
Accounts
---------------- -------------- --------------
---------------- -------------- --------------
IRAs             N/A            None
---------------- -------------- --------------
^Minimum initial purchase amount does not apply to former Class Y shareholders.

------------------------ ----------------------------------------------------------- ------------------------------------------
Method                   Opening an Account                                          Adding to an Account
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------------------- ------------------------------------------
By Phone                 o        Call 1-800-343-2898 to set up an account number    o        Call the Evergreen Express Line
                              and get wiring                                              at
                         instructions.                                                    1-800-346-3858 24 hours a day or
                         o        Instruct your bank to wire or transfer your             to speak with an Evergreen
                              purchase (they may                                          investment professional call
                              charge a wiring fee).                                       1-800-343-2898 between 8 a.m. and 6
                         o        Complete the account application and mail to:           p.m. Eastern time, on any business day.
                              Postal Service Address:
                                Evergreen Service Company, LLC
                                P.O. Box 2121
                                Boston, MA  02106-9970
                              Overnight Address:                                     o        If your bank account is set up
                              Evergreen Service Company, LLC                              on file, you can request either:
                              200 Berkeley St.                                          --Federal Funds Wire (offers
                              Boston, MA 02116-5034                                     immediate access  to funds) or
                                                                                        -- Electronic transfer through the
                                                                                          Automated -   Clearing House which
                                                                                           avoids wiring fees.

                         o    Trades  received  after  4 p.m.  Eastern  time  on
                              market  trading  days will receive the next market
                              day's closing price.*
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ------------------------------------------------------------------------------------------------------
By  Exchange               o You can make an  additional  investment
                              by  exchange  from  an  existing  Evergreen  Funds
                              account by contacting your investment professional
                              or  by  calling  the  Evergreen  Express  Line  at
                              1-800-346-3858.**
                         o    You can only  exchange  shares  from your  account
                              within   the  same   class   and  under  the  same
                              registration.
                         o    There is no sales  charge or  redemption  fee when
                              exchanging   funds  within  the  Evergreen   Funds
                              family.  Orders placed before 4 p.m.  Eastern time
                              on market  trading  days will be processed at that
                              day's closing  share price.  Orders placed after 4
                              p.m.  Eastern  time will be  processed at the next
                              market day's closing price.*
                         o    Exchanges   are  limited  to  three  per  calendar
                              quarter,  but  in no  event  more  than  five  per
                              calendar year.
                         o        Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee
                                 (see "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).
------------------------ ------------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

------------------------- -----------------------------------------------------------------------------------------------------
Methods                   Requirements
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Call    Us                o  Call   the   Evergreen   Express   Line   at
                             1-800-346-3858  24 hours a day or to speak  with an
                             Evergreen     investment      professional     call
                             1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                             time, on any business day.
                          o  This service must be authorized  ahead of time, and
                             is only available for regular accounts.**
                          o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing
                                   price.  Requests after 4 p.m. Eastern time will be processed the following business day.*
                          o        We can either:
                          -        wire the proceeds into your bank account (service charges may apply)
                          -        electronically transmit the proceeds to your bank account via the Automated Clearing House service
                          -        mail you a check.
                          o  All  telephone   calls  are  recorded  and  may  be
                             monitored   for   your   protection.   We  are  not
                             responsible  for  acting  on  telephone  orders  we
                             believe are genuine.
                          o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for
                             requests that must be made in   writing.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Write Us                  o        You can mail a redemption request to:
                                Postal Service Address:                 Overnight Address:
                                 Evergreen Service Company, LLC         Evergreen Service Company, LLC
                                 P.O. Box 2121                           200 Berkeley St.
                                 Boston, MA  02106-9970                  Boston, MA 02116-5034
                          o        Your letter of instructions must:
                          -        list the Fund name and the account number
                          -        indicate the number of shares or dollar value you wish to redeem
                          -        be signed by the registered owner(s)
                          o        See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Redeem Your Shares in     o You may also  redeem  your shares
Person                      by  contacting your investment professional.
                          o A fee may be charged for this service.
------------------------- -----------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

   Who Can Provide A Signature Guarantee:
   o        Commercial Bank
   o        Trust Company
   o        Savings Association
   o        Credit Union
   o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.


THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On the profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. Up to 0.75% of the Institutional Service shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Fund - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.


--------------------------------------------------------------------------------
                                    EVERGREEN

                              Select Balanced Fund
--------------------------------------------------------------------------------

                                                                          Year Ended June 30,
                                                            -------------------------------------------------
                                                              2001         2000         1999        1998(a)
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  15.10     $  13.56     $  13.39     $  12.58
 ............................................................========.....========.....========.....========..
Income from investment operations
 .............................................................................................................
Net investment income                                           0.38         0.44         0.46         0.16
 .............................................................................................................
Net realized and unrealized gains or losses on securities      (2.06)        2.09         0.27         0.81
 ............................................................--------.....--------.....--------.....--------..
Total from investment operations                               (1.68)        2.53         0.73         0.97
 ............................................................--------.....--------.....--------.....--------..

Distributions to shareholders from
 .............................................................................................................
Net investment income                                          (0.38)       (0.46)       (0.42)       (0.16)
 .............................................................................................................
Net realized gains                                             (1.99)       (0.53)       (0.14)           0
 ............................................................--------.....--------.....--------.....--------..
Total distributions to shareholders                            (2.37)       (0.99)       (0.56)       (0.16)
 ............................................................--------.....--------.....--------.....--------..

Net asset value, end of period                              $  11.05     $  15.10     $  13.56     $  13.39
 ............................................................========.....========.....========.....========..
Total return                                                  (13.15%)      19.52%        5.70%        7.76%
 .............................................................................................................
Ratios and supplemental data
 .............................................................................................................
Net assets, end of period (thousands)                       $425,917     $601,453     $658,733     $723,850
 .............................................................................................................
Ratios to average net assets
  Expenses++                                                    0.64%        0.65%        0.69%        0.70%+
 .............................................................................................................
  Net investment income                                         2.85%        3.04%        3.47%        2.80%+
 .............................................................................................................
Portfolio turnover rate                                          227%         163%          60%          37%
 .............................................................................................................

                                                                          Year Ended June 30,
                                                            -------------------------------------------------
                                                              2001         2000         1999        1998(b)
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  15.14     $  13.59     $  13.42     $  13.34
 ............................................................========.....========.....========.....========..
Income from investment operations
 .............................................................................................................
Net investment income                                           0.37         0.43         0.35         0.07
 .............................................................................................................
Net realized and unrealized gains or losses on securities      (2.07)        2.08         0.35         0.09
 ............................................................--------.....--------.....--------.....--------..
Total from investment operations                               (1.70)        2.51         0.70         0.16
 ............................................................--------.....--------.....--------.....--------..

Distributions to shareholders from
 .............................................................................................................
Net investment income                                          (0.35)       (0.43)       (0.39)       (0.08)
 .............................................................................................................
Net realized gains                                             (1.99)       (0.53)       (0.14)           0
 ............................................................--------.....--------.....--------.....--------..
Total distributions to shareholders                            (2.34)       (0.96)       (0.53)       (0.08)
 ............................................................--------.....--------.....--------.....--------..

Net asset value, end of period                              $  11.10     $  15.14     $  13.59     $  13.42
 ............................................................========.....========.....========.....========..
Total return                                                  (13.25%)      19.23%        5.43%        1.23%
 .............................................................................................................
Ratios and supplemental data
 .............................................................................................................
Net assets, end of period (thousands)                       $  2,280     $  1,039     $    405     $    215
 .............................................................................................................
Ratios to average net assets
  Expenses++                                                    0.89%        0.89%        0.93%        0.95%+
 .............................................................................................................
  Net investment income                                         2.55%        2.74%        3.35%        2.58%+
 .............................................................................................................
Portfolio turnover rate                                          227%         163%          60%          37%
 .............................................................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of class operations) to June 30, 1998.
+     Annualized
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


12 BALANCED FUNDS

OTHER FUND PRACTICES

The Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

The Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


The Fund may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge the Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

                                E V E R G R E E N


                                      Notes

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds Connecticut Municipal Bond Fund Florida High Income Municipal Bond Fund Florida Municipal Bond Fund Georgia Municipal Bond Fund Maryland Municipal Bond Fund New Jersey Municipal Bond Fund North Carolina Municipal Bond Fund Pennsylvania Municipal Bond Fund South Carolina Municipal Bond Fund Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds Aggressive Growth Fund Capital Growth Fund Core Equity Fund Evergreen Fund Growth Fund Large Company Growth Fund Masters Fund Omega Fund Premier 20 Fund Secular Growth Fund Select Small Cap Growth Fund Select Strategic Growth Fund Small Company Growth Fund Special Equity Fund Stock Selector Fund Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                      Q U I C K R E F E R E N C E G U I D E


1.           Evergreen Express Line
             Call 1-800-346-3858
             24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

2.           Shareholder Services
             Call 1-800-343-2898
             Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange shares
o        order applications
o        get assistance with your account

3.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
             Call 1-800-343-2888
             Monday through Friday, 8 a.m. to 6 p.m.
             Eastern time

4.       Write us a letter
             Evergreen Service Company, LLC
             P.O. Box 2121
             Boston, MA  02106-9970
o        to buy, redeem or exchange shares
o        to change the registration on your account
o        for general correspondence


5.       For express, registered or certified mail
             Evergreen Service Company, LLC
             200 Berkeley St.
             Boston, MA  02116-5034

6.       Visit us on-line
               www.evergreeninvestments.com

7.       Regular communications you will receive
         Account Statements -- You will receive
         quarterly statements for each Fund
         in which you invest. Please review and promptly notify Evergreen of any inaccuracies.

         Confirmation Notices -- A
         confirmation of your transaction is sent within five days of the transaction. Please review and promptly notify Evergreen of any inaccuracies.

         Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Select Balanced Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about this Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                       SEC File No.:  811-08363

                                                                       559936

                          EVERGREEN SELECT EQUITY TRUST
                       DOMESTIC GROWTH FUNDS - I/IS SHARES

                                     PART A

                                   PROSPECTUS

                               --------------------------------------------
                                        Prospectus, November 1, 2001
                               --------------------------------------------





EVERGREEN    Domestic  Growth Funds




Evergreen  Core  Equity  Fund  (formerly  Evergreen  Select  Core  Equity  Fund)
Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund) Evergreen Select Small Cap Growth Fund
Evergreen Select Strategic Growth Fund
Evergreen Special Equity Fund




Institutional Shares
Institutional Service Shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E O F C O N T E N T S

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...................2
Evergreen Core Equity Fund                  4
Evergreen Secular Growth Fund               6
Evergreen Select Small Cap Growth Fund      8
Evergreen Select Strategic Growth Fund      10

Evergreen Special Equity Fund               12


GENERAL INFORMATION:

The Funds' Investment Advisor ..........14

The Funds' Portfolio Managers ..........14

Calculating the Share Price ............14

How to Choose an Evergreen Fund ........15

How to Choose the Share Class
  That Best Suits You ..................15

How to Buy Shares ......................16

How to Redeem Shares ...................17

Other Services .........................18

The Tax Consequences of
  Investing in the Funds ...............18

Fees and Expenses of the Funds .........19

Financial Highlights ...................20

Other Fund Practices ...................25





In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth.





Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS
What are the specific risks for an investor in the Fund?

 PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Domestic  Growth Funds

typically rely on a combination of the following strategies:

o    investing primarily in common stocks;

o    investing in companies expected to provide capital growth; and

o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o        seek an investment expected to grow over time.


Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and if employed, could result in a lower return and loss of market opportunity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

 Core Equity Fund

FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Common Stocks of Large and Mid-Cap U.S. Companies

Classes of Shares
Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        EISCX (Institutional)
o        EISSX (Institutional Service)

Dividend Payment Schedule:
o        Monthly



   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of U.S. companies with large, typically having a market capitalization over $8.5 billion at the time of investment, and medium market capitalization, typically having a market capitalization from $1.5 billion to $8.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities.
"Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities which the Fund's portfolio managers believe are undervalued.


         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1991    1992  1993  1994  1995  1996  1997  1998  1999  2000
28.00   5.60  7.25  -7.38 36.29 25.93 27.27 12.96 17.64 -10.56

Best Quarter:        4th  Quarter  1998           +18.14%
Worst Quarter:        3rd  Quarter 1998           -14.64%

Year-to-date total return through 9/30/2001 is -21.60%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transactional costs associated with buying and selling securities of any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
               Inception                              Performance
               Date of      1 year   5 year  10 year     Since
                 Class                                12/31/1981
Institutional  11/24/1997  -10.56%   13.76%  13.30%     14.14%
Institutional  2/4/1998    -10.79%   13.48%  13.02%     13.86%
 Service
S&P 500                     -9.10%   18.33%  17.46%     16.86%
* Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns for Institutional Service shares would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.62%      0.00%     0.13%       0.75%

Institutional     0.62%      0.25%     0.13%       1.00%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.70% for Institutional shares, and 0.95% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $77                $102
   3 years       $240               $318
   5 years       $417               $552
 10 years        $930               $1,225

Secular Growth Fund

FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Common Stocks of Large U.S. Growth Companies

Classes of Shares Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Sub-Advisor:
o        ForeFront Capital Advisors, LLC

Portfolio Manager:
o        Stephen M. Dalton, CFA


NASDAQ Symbols:
o        ESSGX (Institutional)
o        ESGFX (Institutional Service)


Dividend Payment Schedule:
o        Monthly



   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of large U.S. growth companies, typically having a market capitalization over $8.5 billion at the time of investment, although it may invest in issuers of any size. The Fund's portfolio manager seeks to identify companies which he believes are positioned to capitalize on long-term trends or themes in the marketl. Within these sectors, the Fund's portfolio manager then seeks to purchase the securities of high-quality companies with anticipated earnings ranging from steady to accelerated growth. The Fund selects securities of companies which are viewed as service or product innovators, which have experienced and proven management and high predictability of earnings.


   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1995    1996  1997  1998  1999  2000
36.52   24.99 29.42 41.47 66.22 -26.30

Best Quarter:        4th Quarter 1999             +54.51%*
Worst Quarter:       4th Quarter 2000             -30.56%*

Year-to-date total return through 9/30/2001 is -46.60%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and Russell 1000 Growth Index (Russell 1000 Growth). The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
                 Inception                           Performance
                 Date of     1 year   5 year  10     Since
                   Class                      year   12/31/1994
Institutional    2/26/1999  -26.30%   22.90%   N/A    25.10%
Institutional    2/26/1999  -26.47%   22.59%   N/A    24.79%
Service
S&P 500                      -9.10%   18.33%   N/A    21.32%
Russell 1000                -22.42%   18.15%   N/A    21.11%
Growth

* Historical performance shown for the Institutional and Institutional Service shares, prior to 7/12/1999 is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.62%      0.00%     0.14%       0.76%

Institutional     0.62%      0.25%     0.14%       1.01%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.70% for Institutional shares, and 0.95% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- years. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $78                $103
   3 years       $243               $322
   5 years       $422               $558
 10 years        $942               $1,236

Select Small Cap Growth Fund

FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Equity Securities of Small U.S. Growth Companies

Class of Shares
Offered in this
Prospectus:
o        Institutional

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbol:
o         EVSIX

Dividend Payment Schedule:
o        Monthly


   INVESTMENT GOAL

The Fund seeks to provide shareholders with long-term growth of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund invests in stocks of companies which the portfolio managers believe have above average earnings growth potential and, are reasonably valued and represent high-quality small companies. Risk within the portfolio is managed with careful attention to valuation and reasonable diversification.


   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/28/1995. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
1996    1997  1998  1999  2000
20.45   7.67  2.13  58.84 -10.65

Best Quarter:        4th  Quarter 1999               +50.91%
Worst Quarter:       3rd Quarter 1998                -23.40%

Year-to-date total return through 9/30/2001 is -32.82%.

The next table lists the Fund's average annual total return over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and Russell 2000 Growth Index (Russell 2000 Growth). Russell 2000 is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. Russell 2000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



Average Annual Total Return
(for the period ended 12/31/2000)
                Inception                              Performance
                Date of      1 year   5 year  10 year  Since
                  Class                                12/28/1995
Institutional   12/28/1995  -10.65%   13.45%    N/A     13.43%
Russell 2000                 -3.02%   10.31%    N/A     10.40%
Russell 2000                -22.43%   7.14%     N/A      7.14%
Growth

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                Total Fund
               Management   12b-1     Other      Operating
                  Fees        Fees    Expenses   Expenses
Institutional     0.69%      0.00%     0.17%       0.86%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional
   1 year        $88
   3 years       $274
   5 years       $477
 10 years        $1,061

Select Strategic Growth Fund


FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Equity Securities of Large and Mid-Size U.S. Companies

Classes of Shares
Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        ESGIX (Institutional)
o        ESGSX (Institutional Service)

Dividend Payment Schedule:
o        Monthly

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large U.S. companies, typically having a market capitalization of $8.5 billion and greater at the time of investment and mid-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. The Fund's stock selection is based on an equity style of management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. The investment process combines quantitative and qualitative fundamental analysis to identify companies which exhibit histories of superior earnings, strong current fundamentals, and rising earnings expectations.


         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1995    1996  1997  1998  1999  2000
38.13   23.97 30.60 24.39 58.29 -8.19

Best Quarter:        4th  Quarter 1999            +37.34%
Worst Quarter:        4th  Quarter 2000           -18.88%

Year-to-date total return through 9/30/2001 is -33.71%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) which is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
                Inception                             Performance
                Date of     1 year   5 year   10      Since
                  Class                        year   12/31/1994
Institutional   11/24/1997  -8.19%   23.96%    N/A      26.22%
Institutional   2/27/1998   -8.43%   23.63%    N/A      25.88%
Service
                            -22.42%  18.15%    N/A      21.11%
Russell 1000
Growth
* Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns for Institutional Service shares would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.62%      0.00%     0.15%       0.77%
Institutional     0.62%      0.25%     0.15%       1.02%
Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.73% for Institutional shares, and 0.98% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $79                $104
   3 years       $246               $325
   5 years       $428               $563
 10 years        $954               $1,248

 Special Equity Fund

FUND FACTS:

Goal:
o        Capital Growth

Principal Investment:
o        Common Stocks of Small Companies

Classes of Shares
Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        ESDDX (Institutional)
o        ESSEX (Institutional Service)

Dividend Payment Schedule:
o        Monthly

   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price. The Fund's portfolio managers choose companies that have been long-term market and sector leaders. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 3/15/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

1995    1996  1997  1998  1999  2000
34.46   25.95 19.10 5.31  73.97 -7.93
Best Quarter:        4th   Quarter 1998           +28.01%
Worst Quarter:       3rd   Quarter 1998            -22.00%*

Year-to-date total return through 9/30/2001 is -19.06%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000). Russell 2000 is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
                Inception                             Performance
                Date of     1 year   5 year   10      Since
                  Class                        year   3/15/1994
Institutional   3/15/1994   -7.76%   20.71%    N/A      18.15%
Institutional   3/15/1994   -7.93%   20.40%    N/A      17.94%
Service
Russell 2000                -3.02%   10.31%    N/A      10.19%

* Historical performance shown for the Institutional shares prior to 7/27/1998 is based on (1) the performance of the Class Y shares of the Fund's predecessor fund, CoreFund Special Equity Fund, from 2/21/1995 to 7/26/1998 and (2) the Class A shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. Historical performance shown for the Institutional Service shares prior to 7/27/1998 is based on the Class A shares of the Fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Institutional Service shares.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.92%      0.00%     0.33%       1.25%

Institutional     0.92%      0.25%     0.33%       1.50%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.99% for Institutional shares and 1.24% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $127               $153
   3 years       $397               $474
   5 years       $686               $818
 10 years        $1,511             $1,791

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:
                                             % of the Fund's
Fund                                          average daily
                                               net assets
Core Equity Fund                                 0.57%*
Secular Growth Fund                              0.57%*
Select Small Cap Growth Fund                     0.69%
Select Strategic Growth Fund                     0.58%*
Special Equity Fund                              0.66%*

*Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

ForeFront Capital Advisors, LLC (ForeFront Capital) is the sub-advisor to Secular Growth Fund.

ForeFront Capital manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by ForeFront Capital. First Union National Bank (FUNB), a subsidiary of Wachovia Corporation, currently has a 40% ownership interest in ForeFront Capital. ForeFront Capital is located at 123 South Broad Street, Philadelphia, Pennsylvania 19109.

For the fiscal year ended 6/30/2001, the fee paid to Forefront Capital by the investment advisor for sub-advisory services rendered to Secular Growth Fund was as follows:
                                             % of the Fund's
Fund                                          average daily
                                               net assets
Secular Growth Fund                               0.12%

THE FUNDS' PORTFOLIO MANAGERS

Core Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

Secular Growth Fund
Stephen M. Dalton, CFA, has managed the Fund since its inception in February 1999. Mr. Dalton is Chairman and CEO of ForeFront Capital. He had been a senior portfolio manager and Senior Vice President at EIMC since he joined FUNB in July 1998 as a result of the FUNB/CoreStates Bank merger. From 1984 until joining FUNB, Mr. Dalton was a senior portfolio manager with CoreStates Investment Advisors, Inc.

Select Small Cap Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Small/Mid Cap Growth team, with team members responsible for various sectors.

Select Strategic Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Growth team, with team members responsible for various sectors.

Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Quantitative Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the value of the Funds may change on days when investors will not be able to purchase or redeem the Funds' shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers up to two different institutional classes - Institutional and Institutional Service. To determine which classes of shares are offered by a Fund, see the Fund Facts section next to each Fund's Risk/Return Summary previously presented. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates) and through special arrangements entered into on behalf of the Evergreen Funds with certain financial services firms.

Each class of shares is sold without an initial sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. Institutional shares do not pay a service fee. The minimum initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Institutional Service shares incur an annual service fee of 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.

HOW TO BUY SHARES


Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

---------------- -------------- --------------
                    Minimum        Minimum
                    Initial      Additional
                  Purchase of     Purchases
                 Institutional
                      and
                 Institutional
                    Service
                    Shares
---------------- -------------- --------------
Regular          $1,000.000^    None
Accounts
---------------- -------------- --------------
---------------- -------------- --------------
IRAs             N/A            None
---------------- -------------- --------------
^Minimum initial purchase amount does not apply to former Class Y shareholders.

------------------------ ----------------------------------------------------------- ------------------------------------------
Method                   Opening an Account                                          Adding to an Account
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------------------- ------------------------------------------
By Phone                 o        Call 1-800-343-2898 to set up an account number    o        Call the Evergreen Express Line
                              and get wiring                                              at
                         Instructions.                                                    1-800-346-3858 24 hours a day or
                         o        Instruct your bank to wire or transfer your             to speak with an Evergreen
                              purchase (they may                                          investment professional call
                              charge a wiring fee).                                       1-800-343-2898 between 8 a.m. and 6
                         o        Complete the account application and mail to:           p.m. Eastern time, on any business
                              Postal Service Address:                                     day.
                              Overnight Address:                                     o        If your bank account is set up
                              Evergreen Service Company, LLC                              on file, you
                              Evergreen Service Company, LLC                                 can request either:
                                  P.O. Box 2121                                           --Federal Funds Wire (offers
                                                          200 Berkeley St.                  immediate access  to funds) or
                                 Boston, MA  02106-9970                                  -- Electronic transfer through the
                         Boston, MA 02116-5034                                             Automated -   Clearing House which
                                                                                           avoids wiring fees.

                         o    Trades  received  after  4 p.m.  Eastern  time  on
                              market  trading  days will receive the next market
                              day's closing price.*
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ------------------------------------------------------------------------------------------------------
By                            Exchange o You can make an  additional  investment
                              by  exchange  from  an  existing  Evergreen  Funds
                              account by contacting your investment professional
                              or  by  calling  the  Evergreen  Express  Line  at
                              1-800-346-3858.**
                         o    You can only  exchange  shares  from your  account
                              within   the  same   class   and  under  the  same
                              registration.
                         o    There is no sales  charge or  redemption  fee when
                              exchanging   funds  within  the  Evergreen   Funds
                              family.  Orders placed before 4 p.m.  Eastern time
                              on market  trading  days will be processed at that
                              day's closing  share price.  Orders placed after 4
                              p.m.  Eastern  time will be  processed at the next
                              market day's closing price..*
                         o    Exchanges   are  limited  to  three  per  calendar
                              quarter,  but  in no  event  more  than  five  per
                              calendar year.
                         o        Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee
                                 (see "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).
------------------------ ------------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

------------------------- -----------------------------------------------------------------------------------------------------
Methods                   Requirements
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Call  Us                  o  Call   the   Evergreen   Express   Line   at
                             1-800-346-3858  24 hours a day or to speak  with an
                             Evergreen     investment      professional     call
                             1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                             time, on any business day.
                          o  This service must be authorized  ahead of time, and
                             is only available for regular accounts.**
                          o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing
                                   price.  Requests after 4 p.m. Eastern time will be processed the following business day.*
                          o        We can either:
                          -        wire the proceeds into your bank account (service charges may apply)
                          -        electronically transmit the proceeds to your bank account via the Automated Clearing House service
                          -        mail you a check.
                          o  All  telephone   calls  are  recorded  and  may  be
                             monitored   for   your   protection.   We  are  not
                             responsible  for  acting  on  telephone  orders  we
                             believe are genuine.
                          o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for
                             requests that must be made in   writing.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Write Us                  o        You can mail a redemption request to:
                                                                                              Postal Service
                          Address:                 Overnight Address:
                                                                                              Evergreen Service Company, LLC
                          Evergreen Service Company, LLC
                                                            P.O. Box 2121               200 Berkeley St.
                                                            Boston, MA  02106-9970      Boston, MA 02116-5034

                          o        Your letter of instructions must:
                          -        list the Fund name and the account number
                          -        indicate the number of shares or dollar value you wish to redeem
                          -        be signed by the registered owner(s)
                          o        See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Redeem Your Shares in     o You may also  redeem  your shares
Person                        by  contacting your investment professional.
                          o        A fee may be charged for this service.
------------------------- -----------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund  distributions  (dividends and capital gains)
o On the profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. Up to 0.75% of the Institutional Service shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

--------------------------------------------------------------------------------
                                    EVERGREEN                (formerly Evergreen
                                                             Select Core Equity
                                Core Equity Fund             Fund)
--------------------------------------------------------------------------------

                                                                                    Year Ended June 30,
                                                            ------------------------------------------------------
                                                               2001           2000           1999         1998 (a)
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    89.37     $    92.30     $    92.59     $    82.97
 ............................................................==========.....==========.....==========.....==========..
Income from investment operations
 .....................................................................................................................
Net investment income                                             0.37           0.41           0.72           0.51
 .....................................................................................................................
Net realized and unrealized gains or losses on securities       (13.41)          6.16           7.51           9.62
 ............................................................----------.....----------.....----------.....----------..
Total from investment operations                                (13.04)          6.57           8.23          10.13
 ............................................................----------.....----------.....----------.....----------..

Distributions to shareholders from
 .....................................................................................................................
Net investment income                                            (0.35)         (0.40)         (0.69)         (0.51)
 .....................................................................................................................
Net realized gains                                               (3.15)         (9.10)         (7.83)             0
 ............................................................----------.....----------.....----------.....----------..
Total distributions to shareholders                              (3.50)         (9.50)         (8.52)         (0.51)
 .........................................................----------.....----------.....----------.....----------..

Net asset value, end of period                              $    72.83     $    89.37     $    92.30     $    92.59
 ............................................................==========.....==========.....==========.....==========..
Total return                                                    (14.95%)         7.71%          9.82%         12.23%
 .....................................................................................................................
Ratios and supplemental data
 .....................................................................................................................
Net assets, end of period (thousands)                       $1,878,367     $2,485,896     $1,913,483     $1,952,436
 .....................................................................................................................
Ratios to average net assets
  Expenses++                                                      0.70%          0.70%          0.67%          0.70%+
 .....................................................................................................................
  Net investment income                                           0.46%          0.47%          0.83%          0.96%+
 .....................................................................................................................
Portfolio turnover rate                                             45%            42%            55%            22%
 ..................................................................................................................

                                                                                    Year Ended June 30,
                                                            ------------------------------------------------------
                                                               2001           2000           1999         1998 (b)
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    83.19     $    86.54     $    87.33     $    80.21
 ............................................................==========.....==========.....==========.....==========..
Income from investment operations
 .....................................................................................................................
Net investment income                                             0.16           0.19           0.48           0.27
 .....................................................................................................................
Net realized and unrealized gains or losses on securities       (12.47)          5.75           7.02           7.16
 ............................................................----------.....----------.....----------.....----------..
Total from investment operations                                (12.31)          5.94           7.50           7.43
 ............................................................----------.....----------.....----------.....----------..

Distributions to shareholders from
 .....................................................................................................................
Net investment income                                            (0.14)         (0.19)         (0.46)         (0.31)
 .....................................................................................................................
Net realized gains                                               (3.15)         (9.10)         (7.83)             0
 ............................................................----------.....----------.....----------.....----------..
Total distributions to shareholders                              (3.29)         (9.29)         (8.29)         (0.31)
 ............................................................----------.....----------.....----------.....----------..

Net asset value, end of period                              $    67.59     $    83.19     $    86.54     $    87.33
 ............................................................==========.....==========.....==========.....==========..
Total return                                                    (15.17%)         7.45%          9.53%          9.27%
 .....................................................................................................................
Ratios and supplemental data
 ..................................................................................................................
Net assets, end of period (thousands)                       $   56,758     $   52,699     $   30,240     $   18,244
 .....................................................................................................................
Ratios to average net assets
  Expenses++                                                      0.96%          0.95%          0.92%          0.95%+
 .....................................................................................................................
  Net investment income                                           0.21%          0.21%          0.56%          0.60%+
 .....................................................................................................................
Portfolio turnover rate                                             45%            42%            55%            22%
 .....................................................................................................................

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                         DOMESTIC GROWTH FUNDS 1

--------------------------------------------------------------------------------
                                   EVERGREEN               (formerly Evergreen
                                                           Select Secular Growth
                               Secular Growth Fund         Fund)
--------------------------------------------------------------------------------

                                                    Year Ended June 30,
                                            ------------------------------------
                                              2001         2000       1999 (a)
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period        $ 146.44     $  99.99     $ 100.00
 ............................................========.....========.....========..
Income from investment operations
 ................................................................................
Net investment income (loss)                    0.16        (0.35)        0.15
 ................................................................................
Net realized and unrealized gains or
  losses on securities                        (65.37)       50.07        (0.01)
 ............................................--------.....--------.....--------..
Total from investment operations              (65.21)       49.72         0.14
 ............................................--------.....--------.....--------..

Distributions to shareholders from
 ................................................................................
Net investment income                          (0.16)           0        (0.15)
 ................................................................................
Net realized gains                            (25.14)       (3.27)           0
 ............................................--------.....--------.....--------..
Total distributions to shareholders           (25.30)       (3.27)       (0.15)
 ............................................--------.....--------.....--------..

Net asset value, end of period              $  55.93     $ 146.44     $  99.99
 ............................................========.....========.....========..
Total return                                  (52.00%)      50.60%        0.14%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)       $416,653     $917,548     $ 40,128
 ................................................................................
Ratios to average net assets
  Expenses++                                    0.70%        0.71%        0.71%+
 ................................................................................
  Net investment income (loss)                  0.17%       (0.24%)       0.18%+
 ................................................................................
Portfolio turnover rate                           86%         137%          65%
 ................................................................................

                                                    Year Ended June 30,
                                            ------------------------------------
                                              2001         2000       1999 (a)
--------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period        $ 145.98     $  99.95     $ 100.00
 ............................................========.....========.....========..
Income from investment operations
 ................................................................................
Net investment income (loss)                    0.12        (0.45)        0.21
 ................................................................................
Net realized and unrealized gains or
  losses on securities                        (65.27)       49.75        (0.15)
 ............................................--------.....--------.....--------..
Total from investment operations              (65.15)       49.30         0.06
 ............................................--------.....--------.....--------..

Distributions to shareholders from
 ................................................................................
Net investment income                          (0.13)           0        (0.11)
 ................................................................................
Net realized gains                            (25.14)       (3.27)           0
 ............................................--------.....--------.....--------..
Total distributions to shareholders           (25.27)       (3.27)       (0.11)
 ............................................--------.....--------.....--------..

Net asset value, end of period              $  55.56     $ 145.98     $  99.95
 ............................................========.....========.....========..
Total return                                  (52.13%)      50.19%        0.06%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)       $  1,537     $  1,212     $      1
 ................................................................................
Ratios to average net assets
  Expenses++                                    0.96%        0.97%        0.96%+
 ................................................................................
  Net investment income (loss)                  0.03%       (0.53%)       0.63%+
 ................................................................................
Portfolio turnover rate                           86%         137%          65%
 ................................................................................
(a)   For the period from February 26, 1999 (commencement of class operations)
      to June 30, 1999.
+     Annualized
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


2 DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                          Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                                                      Year Ended June 30,                   Year Ended February 28,
                                        -----------------------------------------------     -----------------------
                                          2001         2000         1999       1998 (a)        1998 #     1997 (b)#
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  22.76     $  13.65     $  13.12     $  13.23      $  11.28     $  11.65
 ........................................========.....========.....========.....========......========.....========...
Income from investment operations
 .....................................................................................................................
Net investment loss                        (0.04)       (0.07)       (0.08)       (0.03)        (0.06)       (0.04)
 .....................................................................................................................
Net realized and unrealized
  gains or losses on securities            (6.22)        9.18         0.63        (0.08)         2.48        (0.16)
 ........................................--------.....--------.....--------.....--------......--------.....--------...
Total from investment operations           (6.26)        9.11         0.55        (0.11)         2.42        (0.20)
 ........................................--------.....--------.....--------.....--------......--------.....--------...

Distributions to shareholders from
  net realized gains                       (3.56)           0        (0.02)           0         (0.47)       (0.17)
 .....................................................................................................................

Net asset value, end of period          $  12.94     $  22.76     $  13.65     $  13.12      $  13.23     $  11.28
 ........................................========.....========.....========.....========......========.....========...
Total return                              (29.67%)      66.74%        4.22%       (0.83%)       21.67%       (1.75%)
 ..................................................................................................................
Ratios and supplemental data
 .....................................................................................................................
Net assets, end of period (thousands)   $143,801     $159,444     $ 70,114     $ 69,283      $ 47,524     $  2,888
 .....................................................................................................................
Ratios to average net assets
  Expenses++                                0.86%        0.93%        1.02%        1.01%+        0.92%        1.00%+
 .....................................................................................................................
  Net investment loss                      (0.31%)      (0.42%)      (0.68%)      (0.62%)+      (0.48%)      (0.57%)+
 .....................................................................................................................
Portfolio turnover rate                      285%         312%         165%          54%          166%         123%
 .....................................................................................................................

(a) For the four months ended June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
(b) For the eight months ended February 28, 1997. The Fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
# Net investment loss per share is based on average shares outstanding during the period.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                         DOMESTIC GROWTH FUNDS 3

--------------------------------------------------------------------------------
                                    EVERGREEN

                          Select Strategic Growth Fund
--------------------------------------------------------------------------------

                                                      Year Ended June 30,
                                        --------------------------------------------------
                                          2001         2000         1999 #     1998 (a)
------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  52.48     $  41.94     $  38.41     $  32.45
 ........................................========.....========.....========.....========...
Income from investment operations
 ..........................................................................................
Net investment income                       0.15         0.04         0.08         0.04
 ..........................................................................................
Net realized and unrealized gains or
  losses on securities                    (12.92)       18.58         6.80         5.96
 ........................................--------.....--------.....--------.....--------...
Total from investment operations          (12.77)       18.62         6.88         6.00
 ........................................--------.....--------.....--------.....--------...

Distributions to shareholders from
 ..........................................................................................
Net investment income                      (0.15)       (0.03)       (0.09)       (0.04)
 ..........................................................................................
Net realized gains                        (11.24)       (8.05)       (3.26)           0
 ........................................--------.....--------.....--------.....--------...
Total distributions to shareholders       (11.39)       (8.08)       (3.35)       (0.04)
 ........................................--------.....--------.....--------.....--------...

Net asset value, end of period          $  28.32     $  52.48     $  41.94     $  38.41
 ........................................========.....========.....========.....========...
Total return                              (30.19%)      52.26%       19.22%       18.53%
 ..........................................................................................
Ratios and supplemental data
 ..........................................................................................
Net assets, end of period (thousands)   $713,743     $817,618     $481,119     $321,532
 ..........................................................................................
Ratios to average net assets
  Expenses++                                0.73%        0.72%        0.72%        0.72%+
 ..........................................................................................
  Net investment income                     0.38%        0.80%        0.24%        0.19%+
 ..........................................................................................
Portfolio turnover rate                      207%         152%         155%          80%
 ..........................................................................................

                                                      Year Ended June 30,
                                        --------------------------------------------------
                                          2001         2000         1999 #     1998 (b)
------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  52.21     $  41.83     $  38.36     $  36.10
 ........................................========.....========.....========.....========...
Income from investment operations
 ..........................................................................................
Net investment income (loss)                0.09        (0.05)        0.04        (0.08)
 ..........................................................................................
Net realized and unrealized gains or
  losses on securities                    (12.89)       18.48         6.73         2.34
 ........................................--------.....--------.....--------.....--------...
Total from investment operations          (12.80)       18.43         6.77         2.26
 ........................................--------.....--------.....--------.....--------...

Distributions to shareholders from
 ..........................................................................................
Net investment income                      (0.07)           0        (0.04)           0
 ..........................................................................................
Net realized gains                        (11.24)       (8.05)       (3.26)           0
 ........................................--------.....--------.....--------.....--------...
Total distributions to shareholders       (11.31)       (8.05)       (3.30)           0
 ........................................--------.....--------.....--------.....--------...

Net asset value, end of period          $  28.10     $  52.21     $  41.83     $  38.36
 .....................................========.....========.....========.....========...
Total return                              (30.39%)      51.87%       18.88%        6.29%
 ..........................................................................................
Ratios and supplemental data
 ..........................................................................................
Net assets, end of period (thousands)   $ 19,508     $ 23,719     $ 12,650     $  2,373
 ..........................................................................................
Ratios to average net assets
  Expenses++                                0.98%        0.97%        0.97%        0.97%+
 ..........................................................................................
  Net investment income (loss)              0.14%       (0.17%)      (0.03%)      (0.27%)+
 ..........................................................................................
Portfolio turnover rate                      207%         152%         155%          80%
 ..........................................................................................

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.
#     Net investment income is based on average shares outstanding during the period.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


4 DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                               Special Equity Fund
--------------------------------------------------------------------------------

                                                             Year Ended June 30,
                                        -------------------------------------------------------------
                                          2001         2000       1999 (a)       1998         1997
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  15.92     $  14.20     $  11.25     $  11.27     $ 11.86
 ........................................========.....========.....========.....========.....=======..
Income from investment operations
 .....................................................................................................
Net investment income (loss)               (0.03)       (0.05)       (0.02)       (0.05)       0.02
 .....................................................................................................
Net realized and unrealized gains or
  losses on securities and futures
  transactions                             (2.85)        3.96         4.15         1.52        1.81
 ........................................--------.....--------.....--------.....--------.....-------..
Total from investment operations           (2.88)        3.91         4.13         1.47        1.83
 ........................................--------.....--------.....--------.....--------.....-------..

Distributions to shareholders from
 .....................................................................................................
Net investment income                          0            0            0            0       (0.03)
 ..................................................................................................
Net realized gains                         (1.58)       (2.19)       (1.18)       (1.49)      (2.39)
 ........................................--------.....--------.....--------.....--------.....-------..
Total distributions to shareholders        (1.58)       (2.19)       (1.18)       (1.49)      (2.42)
 ........................................--------.....--------.....--------.....--------.....-------..

Net asset value, end of period          $  11.46     $  15.92     $  14.20     $  11.25     $ 11.27
 ........................................========.....========.....========.....========.....=======..
Total return                              (19.92%)      30.89%       42.02%       14.23%      17.94%
 .....................................................................................................
Ratios and supplemental data
 .....................................................................................................
Net assets, end of period (thousands)   $264,723     $192,146     $116,966     $ 73,981     $71,980
 .....................................................................................................
Ratios to average net assets
  Expenses++                                0.99%        1.05%        1.06%        1.10%       0.84%
 .....................................................................................................
  Net investment income (loss)             (0.22%)      (0.35%)      (0.36%)      (0.48%)      0.19%
 .....................................................................................................
Portfolio turnover rate                      178%         172%          99%          62%         74%
 .....................................................................................................

                                                             Year Ended June 30,
                                        -------------------------------------------------------------
                                          2001         2000       1999 (b)       1998         1997
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  15.70     $  14.05     $  11.18     $  11.25     $ 11.85
 ........................................========.....========.....========.....========.....=======..
Income from investment operations
 .....................................................................................................
Net investment loss                        (0.05)       (0.10)       (0.06)       (0.10)          0
 .....................................................................................................
Net realized and unrealized gains or
  losses on securities and futures
  transactions                             (2.80)        3.94         4.11         1.52        1.81
 ........................................--------.....--------.....--------.....--------.....-------..
Total from investment operations           (2.85)        3.84         4.05         1.42        1.81
 ........................................--------.....--------.....--------.....--------.....-------..

Distributions to shareholders from
 .....................................................................................................
Net investment income                          0            0            0            0       (0.02)
 ..................................................................................................
Net realized gains                         (1.58)       (2.19)       (1.18)       (1.49)      (2.39)
 ........................................--------.....--------.....--------.....--------.....-------..
Total distributions to shareholders        (1.58)       (2.19)       (1.18)       (1.49)      (2.41)
 ........................................--------.....--------.....--------.....--------.....-------..

Net asset value, end of period          $  11.27     $  15.70     $  14.05     $  11.18     $ 11.25
 ........................................========.....========.....========.....========.....=======..
Total return                              (20.02%)      30.70%       41.55%       13.78%      17.73%
 .....................................................................................................
Ratios and supplemental data
 .....................................................................................................
Net assets, end of period (thousands)   $  5,349     $  7,835     $  4,043     $  2,981     $ 2,347
 .....................................................................................................
Ratios to average net assets
  Expenses++                                1.24%        1.30%        1.31%        1.35%       1.14%
 .....................................................................................................
  Net investment loss                      (0.48%)      (0.61%)      (0.61%)      (0.73%)     (0.12%)
 .....................................................................................................
Portfolio turnover rate                      178%         172%          99%          62%         74%
 .....................................................................................................

(a) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("Core Fund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund Class Y became owners of that number of shares of Special Equity Fund, Class I, having an aggregrate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.
(b) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("Core Fund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                         DOMESTIC GROWTH FUNDS 5

OTHER FUND PRACTICES

Each Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


Each Fund may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Evergreen Special Equity Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                E V E R G R E E N


                                      Notes

                                 Evergreen Funds


Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds Connecticut Municipal Bond Fund Florida High Income Municipal Bond Fund Florida Municipal Bond Fund Georgia Municipal Bond Fund Maryland Municipal Bond Fund New Jersey Municipal Bond Fund North Carolina Municipal Bond Fund Pennsylvania Municipal Bond Fund South Carolina Municipal Bond Fund Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds Aggressive Growth Fund Capital Growth Fund Core Equity Fund Evergreen Fund Growth Fund Large Company Growth Fund Masters Fund Omega Fund Premier 20 Fund Secular Growth Fund Select Small Cap Growth Fund Select Strategic Growth Fund Small Company Growth Fund Special Equity Fund Stock Selector Fund Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                      Q U I C K   R E F E R E N C E   G U I D E


1.           Evergreen Express Line
             Call 1-800-346-3858
             24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

2.           Shareholder Services
             Call 1-800-343-2898
             Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange shares
o        order applications
o        get assistance with your account

3.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
             Call 1-800-343-2888
             Monday through Friday, 8 a.m. to 6 p.m.
             Eastern time

4.       Write us a letter
             Evergreen Service Company, LLC
             P.O. Box 2121
             Boston, MA  02106-9970
o        to buy, redeem or exchange shares
o        to change the registration on your account
o        for general correspondence


5.       For express, registered or certified mail
             Evergreen Service Company, LLC
             200 Berkeley St.
             Boston, MA  02116-5034

6.       Visit us on-line
               www.evergreeninvestments.com

7.       Regular communications you will receive
         Account Statements -- You will receive
         quarterly statements for each Fund
         in which you invest. Please review and promptly notify Evergreen of any inaccuracies.

         Confirmation Notices -- A confirmation of your transaction is sent within five days of the transaction. Please review and promptly notify Evergreen of any inaccuracies.

         Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Domestic Growth Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                       SEC File No.:  811-08363

                                                                      559937

                          EVERGREEN SELECT EQUITY TRUST
                       DOMESTIC GROWTH FUNDS - ABC SHARES

                                     PART A

                                   PROSPECTUS

          -----------------------------------------------
                     Prospectus, November 1, 2001
          -----------------------------------------------


EVERGREEN Domestic Growth Funds





Evergreen Select Strategic Growth Fund
Evergreen Special Equity Fund


Class A
Class B
Class C


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...................2

Evergreen Select Strategic Growth Fund...4

Evergreen Special Equity Fund............6.


GENERAL INFORMATION:

The Funds' Investment Advisor ...........8

The Funds' Portfolio Managers ...........8

Calculating the Share Price .............8

How to Choose an Evergreen Fund .........8

How to Choose the Share Class
  That Best Suits You ...................8

How to Buy Shares ......................11

How to Redeem Shares ...................12

Other Services .........................13

The Tax Consequences of
  Investing in the Funds ...............13

Fees and Expenses of the Funds .........14

Financial Highlights ...................15

Other Fund Practices ...................19





In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth.





Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS
What are the specific risks for an investor in the Fund?

 PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

         Domestic
                  Growth
               Funds


typically rely on a combination of the following strategies:

o        investing primarily in common stocks;

o        investing in companies expected to provide capital growth; and

o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o        seek an investment expected to grow over time.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and if employed, could result in a lower return and loss of market opportunity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Select Strategic Growth Fund


FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Equity Securities of Large and Mid-Size U.S. Companies

Classes of Shares
Offered in this
Prospectus:
o        Class A
o        Class B
o        Class C

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        ESGAX (Class A)
o        ESGBX (Class B)
o        ESGTX (Class C)

Dividend Payment Schedule:
o        Monthly


   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large U.S. companies, typically having a market capitalization of $8.5 billion and greater at the time of investment and mid-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. The Fund's stock selection is based on an equity style of management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. The investment process combines quantitative and qualitative fundamental analysis analysis to identify companies which exhibit histories of superior earnings, strong current fundamentals, and rising earnings expectations.


         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*
1995      1996     1997     1998     1999    2000

38.13     23.97    30.60    24.39    58.29   -8.19

Best Quarter:        4th Quarter 1999             +37.34%*
Worst Quarter:       4th Quarter 2000             -18.88%*

Year-to-date total return through 9/30/2001 is -33.79%.*

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000) including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) which is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                      10     Performance
               Date of      1 year   5 year   year      Since
                 Class                               12/31/1994
Class A        5/11/2001   -13.47%   22.50%    N/A     24.98%
Class B        5/11/2001   -11.75%   23.79%    N/A     26.16%
Class C        5/11/2001    -9.61%   23.96%    N/A     26.22%
Russell 1000               -22.42%   18.15%    N/A     21.12%
Growth
*Historical performance shown for Classes A, B and C prior to their inception is based on the Fund's Institutional shares, the original class offered. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Institutional shares do not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B, and C would have been lower.


  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

Shareholder Fees
(fees paid directly from your investment)
                            Class A     Class B     Class C
Shareholder Transaction
Expenses
                             5.75%        None       None
Maximum sales charge
imposed on purchases
(as a % of offering
price)

Maximum deferred sales       None*       5.00%       2.00%
charge   (as a % of
either  the redemption
amount or initial
investment whichever is
lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                Total Fund
               Management   12b-1     Other      Operating
                  Fees        Fees    Expenses   Expenses+
Class A           0.62%      0.25%     0.15%       1.02%
Class B           0.62%      1.00%     0.15%       1.77%
Class C           0.62%      1.00%     0.15%       1.77%
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements, but have been revised to reflect fees expected to be incurred by the Fund for the current fiscal year. Including fee waivers and expense reimbursements, Total Fund Operating Expenses will be 0.98% for Class A, 1.73% for Class B, and 1.73% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                  Assuming Redemption          Assuming No
                   At End of Period             Redemption
             --------------------------------------------------
After:       Class A  Class B   Class C     Class B   Class C

  1 year     $673     $680      $380        $180      $180
 3 years     $881     $857      $557        $557      $557
 5 years     $1,106   $1,159    $959        $959      $959
10 years     $1,751   $1,793    $2,084      $1,793    $2,084

  Special Equity Fund

FUND FACTS:

Goal:
o        Capital Growth

Principal Investment:
o        Common Stocks of Small Companies

Classes of Shares
Offered in this
Prospectus:
o        Class A
o        Class B
o        Class C

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        ESEAX (Class A)
o        ESEBX (Class B)
o        ESQCX (Class C)

Dividend Payment
Schedule:
o        Monthly


   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price. The Fund's portfolio managers choose companies that have been long-term market and sector leaders. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since 3/15/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*

1995      1996     1997     1998     1999    2000

34.46     25.95    19.10    5.31     73.74   -7.94

Best Quarter:        4th Quarter 1998             +28.01%*
Worst Quarter:       3rd Quarter 1998             -22.00%*

Year-to-date total return through 9/30/2001 is -19.16%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000). Russell 2000 is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

             Inception                      10      Performance
             Date of      1 year   5 year    year      Since
               Class                                 3/15/1994
Class A      8/30/1999   -13.25%   18.96%    N/A      16.89%
Class B      8/30/1999   -12.83%   19.93%    N/A      17.74%
Class C      8/30/1999   -10.37%   20.13%    N/A      17.74%
Russell 2000              -3.02%   10.31%    N/A      10.19%
*Historical performance shown for Classes A, B and C prior to their inception is based on (1) Institutional Service shares from 7/27/1998 to its inception (2) the performance of the Class A shares of the Fund's predecessor fund, CoreFund Special Equity Fund, from 3/15/1994 through 7/26/1998. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and Institutional Service shares and 1.00% for Classes B and C. If these fees had been reflected returns for Classes B and C would have been lower.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

Shareholder Fees
(fees paid directly from your investment)
                            Class A     Class B     Class C
Shareholder Transaction
Expenses
                             5.75%        None       None
Maximum sales charge
imposed on purchases
(as a % of offering
price)

Maximum deferred sales       None*       5.00%       2.00%
charge   (as a % of
either  the redemption
amount or initial
investment whichever is
lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                Total Fund
               Management   12b-1     Other      Operating
                  Fees        Fees    Expenses   Expenses+
Class A           0.92%      0.25%     0.33%       1.50%
Class B           0.92%      1.00%     0.33%       2.25%
Class C           0.92%      1.00%     0.33%       2.25%
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.24% for Class A, 1.99% for Class B and 1.99% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                  Assuming Redemption          Assuming No
                   At End of Period             Redemption
             --------------------------------------------------
After:       Class A  Class B   Class C     Class B   Class C

  1 year     $719     $728      $428        $228      $228
 3 years     $1,022   $1,003    $703        $703      $703
 5 years     $1,346   $1,405    $1,205      $1,205    $1,205
10 years     $2,263   $2,308    $2,585      $2,308    $2,585

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

Fund                                       % of the Fund's
                                         average net assets*

Select Strategic Growth Fund                    0.58%
Special Equity Fund                             0.66%

*Effective May 11, 2001, the investment advisory contract for each Fund was transferred to EIMC. There are no changes in advisory fee rates.

THE FUNDS' PORTFOLIO MANAGERS

Select Strategic Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Growth team, with team members responsible for various sectors.

Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Quantitative Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated, at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers three different share classes in this prospectus: Class A, Class B and Class C. Each class of shares has its own sales charge. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an additional expense, known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                         As a % of       As a %              Dealer
  Your                NAV excluding     of your           commission
  Investment          sales charge     investment       as a % of NAV
Up to $49,999           5.75%           6.10%              5.00%
$50,000-$99,999         4.50%           4.71%              4.25%
$100,000-$249,999       3.75%           3.90%              3.25%
$250,000-$499,999       2.50%           2.56%              2.00%
$500,000-$999,999       2.00%           2.04%              1.75%
$1,000,000-$2,999,999   0.00%           0.00%            1.00% of  the first
                                                         $2,999,999, plus,
$3,000,000-$4,999,999   0.00%           0.00%            0.50% of the next
                                                          $2,000,000, plus
$5,000,000 or greater   0.00%           0.00%             0.25% of amounts
                                                         equal to or  over
                                                             $5,000,000
Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within 13 months of purchase.

Class A shares are offered at NAV to a corporate or certain other qualified retirement plan, or a non-qualified deferred compensation plan of a Title I ERISA tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:
1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the initial sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same front-end sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined  Purchases.  You may reduce your initial sales charge if you purchase
  Class A shares in multiple Evergreen Funds, excluding money market funds, at the same time. The combined dollar amount invested will determine the initial sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a front-end sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your broker or the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                        Maximum Deferred
                                                   Sales Charge
Month of Purchase + First 12 Month Period           5.00%
Month of Purchase + Second 12 Month Period          4.00%
Month of Purchase + Third 12 Month Period           3.00%
Month of Purchase + Fourth 12 Month Period          3.00%
Month of Purchase + Fifth 12 Month Period           2.00%
Month of Purchase + Sixth 12 Month Period           1.00%
Thereafter                                          0.00%
After 7 Years                                 Converts to Class A
Dealer Allowance                                    5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                            Maximum Deferred
                                                       Sales Charge
Month of Purchase + First 12 Month Period                2.00%
Month of Purchase + Second 12 Month Period               1.00%
Thereafter                                               0.00%
Dealer Allowance                                         2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Sales Charges
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest, in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.


Promotional Incentives on Dealer Commissions
EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

-------------- -------------- --------------
                    Minimum        Minimum
                    Initial      Additional
                  Purchase of     Purchases
                  Class A, B
                     and C
---------------- -------------- --------------
Regular          $1,000         None
Accounts
---------------- -------------- --------------
---------------- -------------- --------------
IRAs             $250           None
---------------- -------------- --------------
Systematic       $50            $25/monthly
Investment Plan                 (for Classes
                                A, B and C)
---------------- -------------- --------------


Method               Opening an Account                                              Adding to an Account
By Mail or through   o        Complete and sign the account application.             o        Make your check payable to
an Investment             Applications may be downloaded off our website at               Evergreen Funds
Professional              www.evergreeninvestments.com.                              o        Write a note specifying:
                     o        Make the check payable to Evergreen Funds. Cash,       -        the Fund name
                          credit cards, third party checks, credit card checks or    -        share class
                          money orders will not be accepted.                         -        your account number
                     o        Mail the application and your check to the address     -        the name(s) in which the account is
                          below:                                                            registered.
                            Postal Service Address:               Overnight          o        Mail to the address to the left or
                            Address:                                                        deliver to your investment
                            Evergreen Service Company, LLC   Evergreen Service              professional.
                                                             Company, LLC
                            P.O. Box 2121                    200 Berkeley St.
                            Boston, MA 02106-9970            Boston, MA 02116-5034
                     o        Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement with
                          EDI) .

By Phone             o        Call 1-800-343-2898 to set up an account number and    o        Call the Evergreen Express Line at
                            get wiring instructions.                                        1-800-346-3858 24 hours a day or  to
                     o        Instruct your bank to wire or transfer your purchase          speak with an Evergreen investment
                            (they may charge a wiring fee).                                 professional call 1-800-343-2898
                     o        Complete the account application and mail to:                 between 8 a.m. and 6 p.m. Eastern
                            Postal Service Address:               Overnight                 time, on any business day.
                            Address:                                                 o        If your bank account is set up on
                            Evergreen Service Company, LLC   Evergreen Service              file, you can request either:
                                                             Company, LLC            -        Federal Funds Wire (offers
                            P.O. Box 2121                    200 Berkeley  St.             immediate access to funds) or
                            Boston, MA 02106-9970            Boston, MA 02116-5034   -        Electronic transfer through the
                                                                                            Automated Clearing House which avoids
                                                                                                wiring fees.
                     o      Trades received after 4 p.m. Eastern time on market
                            trading days will receive the next market day's
                            closing price.*

By Exchange          o      You can make an additional  investment by
                            exchange from an existing Evergreen Funds account by
                            contacting your  investment  professional or calling
                            the Evergreen  Express Line at  1-800-346-3858 or by
                            visiting           our           website          at
                            www.evergreeninvestments.com.**
                     o      You can  only  exchange  shares  from  your  account
                            within   the  same   class   and   under   the  same
                            registration.
                     o      There  is no sales  charge  or  redemption  fee when
                            exchanging   Funds   within   the   Evergreen   Fund
                            family.***
                     o      Orders placed  before 4 p.m.  Eastern time on market
                            trading days will be processed at that day's closing
                            share price. Orders placed after 4 p.m. Eastern time
                            will be processed  at the next market day's  closing
                            price. *
                     o      Exchanges are limited to three per calendar quarter,
                            but in no event more than five per calendar year.
                     o      Exchanges   between   accounts  which  do  not  have
                            identical  ownership  must be made in writing with a
                            signature guarantee (see "Exceptions: Redemption Requests That
                            Require A Signature Guarantee" on the next page ).
Systematic           o      You can transfer  money  automatically  from your bank account into your Fund on a monthly or
Investment  Plan            quarterly  basis.
(SIP)+               o       Initial investment  minimum  is $50 if you  invest  at least  $25 per  month  with  this service.
                     o       To enroll, check off the box on the account application and provide:
                             -        your bank account information
                             -        the amount and date of your monthly or quarterly investment.
                     o        To establish automatic investing for an existing account, call 1-800-343-2898 for an application.
                     o        The minimum is $25 per month or $75 per quarter.
                     o        You can also establish an investing program through direct deposit from your paycheck. Call
                              1-800-343-2898 for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

+ Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia Corporation (Wachovia) and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods           Requirements
Call Us           o Call the Evergreen Express Line at 1-800-346-3858 24
                    hours a day or to speak  with an  Evergreen  professional
                    call  1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                    time, on any business day.
                  o This service must be authorized  ahead of time,  and is only available  for regular  accounts.* o All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m.
                    Eastern time will be processed the following
                    business day.**
                  o We can either:
                      -  wire the proceeds into your bank account (service charges may apply)
                      -  electronically  transmit  the  proceeds  into your bank account via the  Automated  Clearing  House service - mail you a check.
                  o    All telephone calls are recorded and may be monitored for
                       your  protection.  We are not  responsible  for acting on
                       telephone orders we believe are genuine.
                  o    See  "Exceptions:  Redemption  Requests  That  Require  a
                       Signature Guarantee" below for requests that must be made
                       in writing with your signature guaranteed.

Write Us          o        You can mail a redemption request to:
                                                 Postal Service Address:               Overnight Address:
                                                 Evergreen Service Company, LLC           Evergreen Service Company, LLC
                                                 P.O. Box 2121                            200 Berkeley St.
                                                 Boston, MA 02106-9970                    Boston, MA 02116-5034

                  o        Your letter of instructions must:
                      - list the Fund name and the account number
                      - indicate the number of shares or dollar value you wish to redeem
                      - be signed by the registered owner(s)
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee"  below for requests that must be signature guaranteed.
                  o To  redeem  from an IRA or other  retirement  account,  call 1-800-343-2898 for instructions.

Redeem  Your      o You may also redeem your  shares by  contacting  your  investment professional.
Shares in Person  o A fee may be charged for this service.

Systematic        o You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal          without  redemption  fees.
Plan (SWP)        o The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o The minimum is $75 per month.
                  o The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o To enroll, call 1-800-343-2898 for instructions.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:
 o        Commercial Bank
 o        Trust Company
 o        Savings Association
 o        Credit Union
 o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund  distributions  (dividends and capital gains)
o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent may automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

--------------------------------------------------------------------------------
                                    EVERGREEN

                          Select Strategic Growth Fund
--------------------------------------------------------------------------------

                                                                   Year Ended
                                                               June 30, 2001 (a)
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 29.11
 ......................................................................=======...
Income from investment operations
 ................................................................................
Net investment income                                                    0.01
 ................................................................................
Net realized and unrealized losses on securities                        (0.79)
 ...................................................................-------...
Total from investment operations                                        (0.78)
 ......................................................................-------...

Distributions to shareholders from net investment income                (0.01)
 ......................................................................-------...

Net asset value, end of period                                        $ 28.32
 ......................................................................=======...
Total return*                                                           (2.69%)
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)                                 $    14
 ................................................................................
Ratios to average net assets
  Expenses++                                                             1.14%+
 ................................................................................
  Net investment income                                                  0.14%+
 ................................................................................
Portfolio turnover rate                                                   207%
 ................................................................................

                                                                   Year Ended
                                                               June 30, 2001 (a)
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 29.11
 ...................................................................=======...
Income from investment operations
 ................................................................................
Net investment loss                                                     (0.01)
 ................................................................................
Net realized and unrealized losses on securities                        (0.80)
 ......................................................................-------...
Total from investment operations                                        (0.81)
 ......................................................................-------...

Net asset value, end of period                                        $ 28.30
 ......................................................................=======...
Total return*                                                           (2.78%)
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)                                 $    31
 ................................................................................
Ratios to average net assets
  Expenses++                                                             1.80%+
 ................................................................................
  Net investment loss                                                   (0.31%)+
 ................................................................................
Portfolio turnover rate                                                   207%
 ................................................................................
(a)   For the period from May 11, 2001 (commencement of class operations) to
      June 30, 2001.
*     Excluding applicable sales charge.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                         DOMESTIC GROWTH FUNDS 1

--------------------------------------------------------------------------------
                                    EVERGREEN

                          Select Strategic Growth Fund
--------------------------------------------------------------------------------

                                                                   Year Ended
                                                               June 30, 2001 (a)
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 29.11
 ......................................................................=======...
Income from investment operations
 ................................................................................
Net investment loss                                                     (0.02)
 ................................................................................
Net realized and unrealized losses on securities                        (0.78)
 ......................................................................-------...
Total from investment operations                                        (0.80)
 ......................................................................-------...

Net asset value, end of period                                        $ 28.31
 ......................................................................=======...
Total return*                                                           (2.75%)
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)                                 $    31
 ................................................................................
Ratios to average net assets
  Expenses++                                                             1.93%+
 ................................................................................
  Net investment loss                                                   (0.84%)+
 ................................................................................
Portfolio turnover rate                                                   207%
 ................................................................................
(a)   For the period from May 11, 2001 (commencement of class operations) to
      June 30, 2001.
*     Excluding applicable sales charges.
#     Net investment income is based on average shares outstanding during the period.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


2 DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN

                               Special Equity Fund
--------------------------------------------------------------------------------

                                                       Year Ended June 30,
                                                     -----------------------
                                                       2001         2000 (a)
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                $    15.67     $    13.97
 .................................................==========.....==========...
Income from investment operations
 ................................................................................
Net investment loss                                      (0.05)         (0.04)
 ................................................................................
Net realized and unrealized gains or losses on
securities and futures transactions                      (2.79)          3.93
 ....................................................----------.....----------...
Total from investment operations                         (2.84)          3.89
 ....................................................----------.....----------...
Distributions to shareholders from net
realized gains                                           (1.58)         (2.19)
 ....................................................----------.....----------...

Net asset value, end of period                      $    11.25     $    15.67
 ....................................................==========.....==========...
Total return*                                           (20.00%)        31.20%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)               $   34,927     $   35,390
 ................................................................................
Ratios to average net assets
  Expenses++                                              1.24%          1.31%+
 ................................................................................
  Net investment loss                                    (0.47%)        (0.61%)+
 ................................................................................
Portfolio turnover rate                                    178%           172%
 ................................................................................

                                                       Year Ended June 30,
                                                     -----------------------
                                                       2001         2000 (a)
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                $    15.59     $    13.97
 ....................................................==========.....==========...
Income from investment operations
 ................................................................................
Net investment loss                                      (0.12)         (0.08)
 ................................................................................
Net realized and unrealized gains or losses on
securities and futures transactions                      (2.80)          3.89
 ....................................................----------.....----------...
Total from investment operations                         (2.92)          3.81
 ....................................................----------.....----------...
Distributions to shareholders from net
realized gains                                           (1.58)         (2.19)
 ....................................................----------.....----------...

Net asset value, end of period                      $    11.09     $    15.59
 ....................................................==========.....==========...
Total return*                                           (20.67%)        30.54%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)               $   46,795     $   40,898
 ................................................................................
Ratios to average net assets
  Expenses++                                              1.99%          2.06%+
 ................................................................................
  Net investment loss                                    (1.21%)        (1.36%)+
 ................................................................................
Portfolio turnover rate                                    178%           172%
 ................................................................................
(a) For the period from August 30, 1999 (commencement of class operations) to June 30, 2000.
*     Excluding applicable sales charge.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                         DOMESTIC GROWTH FUNDS 3

--------------------------------------------------------------------------------
                                    EVERGREEN

                               Special Equity Fund
--------------------------------------------------------------------------------

                                                        Year Ended June 30,
                                                    ----------------------------
                                                       2001         2000 (a)
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period                $    15.59     $    13.97
 ....................................................==========.....==========...
Income from investment operations
 ................................................................................
Net investment loss                                      (0.14)         (0.09)
 ................................................................................
Net realized and unrealized gains or losses
on securities and futures transactions                   (2.78)          3.90
 ....................................................----------.....----------...
Total from investment operations                         (2.92)          3.81
 ....................................................----------.....----------...
Distributions to shareholders from net
realized gains                                           (1.58)         (2.19)
 ....................................................----------.....----------...

Net asset value, end of period                      $    11.09     $    15.59
 ....................................................==========.....==========...
Total return*                                           (20.67%)        30.53%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)               $   23,510     $   25,769
 ................................................................................
Ratios to average net assets
  Expenses++                                              1.99%          2.06%+
 ................................................................................
  Net investment loss                                    (1.23%)        (1.36%)+
 ................................................................................
Portfolio turnover rate                                    178%           172%
 ................................................................................
(a) For the period from August 30, 1999 (commencement of class operations) to June 30, 2000.
*     Excluding applicable sales charge.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4 DOMESTIC GROWTH FUNDS

OTHER FUND PRACTICES

Each Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Each Fund may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Evergreen Special Equity Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                      Notes

                                 Evergreen Funds


Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund
Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select Strategic  Growth  Fund
Small Company  Growth  Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                              QUICK REFERENCE GUIDE

1.       Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       Information Line for Hearing and Speech
     Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.   For  express,  registered or certified mail
     Evergreen  Service Company,  LLC 200
     Berkeley St.
     Boston, MA  02116-5034

6.       Visit us on-line
     www.evergreeninvestments.com

7.       Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund in which you invest. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days of the transaction. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Domestic Growth Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.



                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016


                                                       SEC File No.:  811-08363

                                                                   559958

                          EVERGREEN SELECT EQUITY TRUST
                         GROWTH AND INCOME FUNDS - I/IS

                                     PART A

                                   PROSPECTUS

                                    ------------------------------------------
                                           Prospectus, November 1, 2001
                                    ------------------------------------------


  Evergreen Growth and Income Funds






Evergreen Equity Index Fund
Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund)


Institutional Shares
Institutional Service Shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E OF C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks.................................2

Evergreen Equity Index Fund...................4

Evergreen Strategic Value Fund.................6

GENERAL INFORMATION:

The Funds' Investment Advisor....................8

The Funds' Portfolio Managers.....................8

Calculating The Share Price...........................8

How to Choose an Evergreen Fund................9

How to Choose the Share Class
  that Best Suits You..............................9

How to Buy Shares........................................10

How to Redeem Shares...................................11

Other Services.................................................12

The Tax Consequences of
   Investing in the Funds.............................12

Fees and Expenses of the Funds.....................13

Financial Highlights........................................14

Other Fund Practices.......................................16



In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                           OVERVIEW OF FUND RISKS


Growth and
 Income Funds

typically rely on a combination of the following strategies:

o investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income; and
o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.


may be appropriate for investors who:
o want an investment with moderate volatility relative to more aggressive stock funds; and

o want a combination of growth potential and regular dividend income potential.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors a Fund invests in do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Equity Index Fund

FUND FACTS:

Goal:
o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:
o        Equity Securities listed on S&P 500 Index

Classes of Shares Offered in this Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        EVIIX (Institutional)
o        EVISX (Institutional Service)

Dividend Payment
Schedule:
o        Monthly


   INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by the Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.


   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error," the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1991    1992  1993  1994  1995  1996  1997  1998  1999  2000
29.18   6.77  9.32  0.29  36.62 22.86 32.54 27.69 20.69 -9.26

Best Quarter:        4th       Quarter 1998       +21.30%
Worst Quarter:       3rd       Quarter 1998       -10.26%

Year-to-date total return through 9/30/2001 is -20.45%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                            Performance
               Date of    1 year  5 year   10 year  Since
                 Class                              2/14/1985
Institutional  2/14/1985  -9.26%  17.89%   16.75%     15.43%
Institutional  10/9/1996  -9.47%  17.71%   16.66%     15.37%
 Service
S&P 500                   -9.10%  18.33%   17.46%     16.47%

* Historical performance shown for Institutional Service shares prior to its inception is based on the performance of (1) the Class A shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1998 (2) the Class Y shares of the Fund's predecessor, CoreFund Equity Index Fund, from 6/1/1991 to 10/8/1996 and (3) the Class Y shares of the Fund's predecessor, Viking Index Fund, from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares do not pay 12b-1 fees. If these fees had been reflected, returns for the Institutional Service shares would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
                  Fees        Fees    Expenses   Operating
                                                 Expenses+
Institutional     0.32%      0.00%     0.32%       0.64%

Institutional     0.32%      0.25%     0.32%       0.89%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.30% for Institutional shares, and 0.55% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $65                $91
   3 years       $205               $284
   5 years       $357               $493
 10 years        $798               $1,096

Strategic Value Fund


FUND FACTS:

Goals:
o        Long-term Capital Growth
o        Current Income

Principal Investment:
o        Equity Securities of Large U.S. Companies

Classes of Shares
Offered in this
Prospectus:
o        Institutional
o        Institutional Service

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        ESSIX (Institutional)
o        ESSSX (Institutional Service)

Dividend Payment Schedule:
o        Monthly


  INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the equity securities of large companies, typically having a market capitalization over $8.5 billion at the time of investment. Generally, securities selected are common stocks that the Fund's portfolio managers believe are undervalued and exhibit positive trends in their underlying operations and earnings expectations. The Fund's investment in equity securities will be on the basis of industry leadership, quality of management, the company's current position and future earnings prospects.


         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1991    1992  1993  1994  1995  1996  1997  1998  1999  2000
21.91   19.62 13.01 1.69  33.20 25.66 32.12 6.31  9.06  4.85

Best Quarter:        4th  Quarter 1998            +16.86%
Worst Quarter:       3rd Quarter 1998             -16.19%

Year-to-date total return through 9/30/2001 is -11.05%.

 The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Value Index (Russell 1000 Value). Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*
                Inception                             Performance
                Date of     1 year   5 year  10 year  Since
                Class                                 12/31/1981
Institutional   11/24/1997  4.85%    15.08%  16.24%   16.10%
Institutional   3/11/1998   4.53%    14.80%  15.96%   15.81%
Service
Russell 1000                7.01%    16.91%  17.37%   16.71%
Value
* Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns for Institutional Service shares would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management   12b-1     Other     Total Fund
               Fees         Fees      Expenses  Operating
                                                Expenses+
Institutional  0.62%        0.00%     0.14%     0.76%

Institutional  0.62%        0.25%     0.14%     1.01%
  Service

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.75% for Institutional shares, and 1.00% for Institutional Service shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Institutional      Institutional Service
   1 year        $79                $104
   3 years       $246               $325
   5 years       $428               $563
 10 years        $954               $1,248

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                            % of the Fund's
Fund                                        average daily
                                            net assets*
Equity Index Fund                           0.00%
Strategic Value Fund                        0.61%

*Effective May 11, 2001, the investment advisory contract for each Fund was transferred to EIMC. There were no changes in advisory fee rates.


THE FUNDS' PORTFOLIO MANAGERS

Equity Index Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

Select Strategic Value Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Value team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the value of the Funds may change on days when investors will not be able to purchase or redeem the Funds' shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers up to two different institutional classes - Institutional and Institutional Service. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates) and through special arrangements entered into on behalf of the Evergreen Funds with certain financial services firms.

Each class of shares is sold without an initial sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. Institutional shares do not pay a service fee. The minimum initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Institutional Service shares incur an annual service fee of 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

---------------- -------------- --------------
                    Minimum        Minimum
                    Initial      Additional
                  Purchase of     Purchases
                 Institutional
                      and
                 Institutional
                    Service
                    Shares
---------------- -------------- --------------
Regular          $1,000.000^    None
Accounts
---------------- -------------- --------------
---------------- -------------- --------------
IRAs             N/A            None
---------------- -------------- --------------
^Minimum initial purchase amount does not apply to former Class Y shareholders.

------------------------ ----------------------------------------------------------- ------------------------------------------
Method                   Opening an Account                                          Adding to an Account
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------------------- ------------------------------------------
By Phone                 o        Call 1-800-343-2898 to set up an account number    o        Call the Evergreen Express Line
                              and get wiring                                              at
                         Instructions.                                                    1-800-346-3858 24 hours a day or
                         o        Instruct your bank to wire or transfer your             to speak with an Evergreen
                              purchase (they may                                          investment professional call
                              charge a wiring fee).                                       1-800-343-2898 between 8 a.m. and 6
                         o        Complete the account application and mail to:           p.m. Eastern time, on any business
                              Postal Service Address:                                     day.
                              Overnight Address:                                     o        If your bank account is set up
                              Evergreen Service Company, LLC                              on file, you
                                  Evergreen Service Company, LLC                                 can request either:
                                  200 Berkeley St.        P.O. Box 2121                   --Federal Funds Wire (offers
                                  Boston, MA  02106-9970   Boston, MA 02116-5034           immediate access  to funds) or
                                                                                          -- Electronic transfer through the
                                                                                           Automated -   Clearing House which
                                                                                           avoids wiring fees.

                         o    Trades  received  after  4 p.m.  Eastern  time  on
                              market  trading  days will receive the next market
                              day's closing price.*
------------------------ ----------------------------------------------------------- ------------------------------------------
------------------------ ------------------------------------------------------------------------------------------------------
By                            Exchange o You can make an  additional  investment
                              by  exchange  from  an  existing  Evergreen  Funds
                              account by contacting your investment professional
                              or  by  calling  the  Evergreen  Express  Line  at
                              1-800-346-3858.**
                         o    You can only  exchange  shares  from your  account
                              within   the  same   class   and  under  the  same
                              registration.
                         o    There is no sales  charge or  redemption  fee when
                              exchanging   funds  within  the  Evergreen   Funds
                              family.  Orders placed before 4 p.m.  Eastern time
                              on market  trading  days will be processed at that
                              day's closing  share price.  Orders placed after 4
                              p.m.  Eastern  time will be  processed at the next
                              market day's closing price.*
                         o    Exchanges   are  limited  to  three  per  calendar
                              quarter,  but  in no  event  more  than  five  per
                              calendar year.
                         o    Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see "Exceptions: Redemption Requests That Require A Signature
                              Guarantee" on the next page).
------------------------ ------------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

------------------------- -----------------------------------------------------------------------------------------------------
Methods                   Requirements
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Call Us                   o  Call   the   Evergreen   Express   Line   at
                             1-800-346-3858  24 hours a day or to speak  with an
                             Evergreen     investment      professional     call
                             1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                             time, on any business day.
                          o  This service must be authorized  ahead of time, and
                             is only available for regular accounts.**
                          o  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing
                             price.  Requests after 4 p.m. Eastern time will be processed the following business day.*
                          o  We can either:
                          -    wire the proceeds into your bank account (service charges may apply)
                          -    electronically transmit the proceeds to your bank account via the Automated Clearing House service
                          -    mail you a check.
                          o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on
                             telephone orders we believe are genuine.
                          o  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for
                             requests that must be made in       writing.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Write Us                  o  You can mail a redemption request to:
                             Postal Service
                                  Address:                       Overnight Address:
                             Evergreen Service Company, LLC      Evergreen Service Company, LLC
                             P.O. Box 2121                       200 Berkeley St.
                             Boston, MA  02106-9970              Boston, MA 02116-5034

                          o        Your letter of instructions must:
                          -        list the Fund name and the account number
                          -        indicate the number of shares or dollar value you wish to redeem
                          -        be signed by the registered owner(s)
                          o        See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
------------------------- -----------------------------------------------------------------------------------------------------
------------------------- -----------------------------------------------------------------------------------------------------
Redeem Your Shares in     o        You may also redeem your shares by contacting your investment professional.
Person                    o        A fee may be charged for this service.
------------------------- -----------------------------------------------------------------------------------------------------

*The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account
o Either your address or the address of your bank account has been changed within 30 days

  Who Can Provide A Signature Guarantee:
  o        Commercial Bank
  o        Trust Company
  o        Savings Association
  o        Credit Union
  o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On the profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. Up to 0.75% of the Institutional Service shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.


--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                                                   Year Ended June 30,
                                              ------------------------------------------------------------
                                                2001         2000       1999 (a)     1998 (a)     1997 (a)
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  54.75     $  52.06     $  46.27     $  37.39     $  28.47
 ..............................................========.....========.....========.....========.....========..
Income from investment operations
 ............................................................................................................
Net investment income                             0.52         0.56         0.54         0.50         0.51
 .........................................................................................................
Net realized and unrealized gains or losses
  on securities and futures contracts            (8.61)        3.06         8.85        10.12         9.16
 ..............................................--------.....--------.....--------.....--------.....--------..
Total from investment operations                 (8.09)        3.62         9.39        10.62         9.67
 ..............................................--------.....--------.....--------.....--------.....--------..

Distributions to shareholders from
 ............................................................................................................
Net investment income                            (0.44)       (0.57)       (0.51)       (0.50)       (0.51)
 ............................................................................................................
Net realized gains                               (0.25)       (0.36)       (3.09)       (1.24)       (0.24)
 ..............................................--------.....--------.....--------.....--------.....--------..
Total distributions to shareholders              (0.69)       (0.93)       (3.60)       (1.74)       (0.75)
 ..............................................--------.....--------.....--------.....--------.....--------..

Net asset value, end of period                $  45.97     $  54.75     $  52.06     $  46.27     $  37.39
 ..............................................========.....========.....========.....========.....========..
Total return                                    (14.88%)       7.02%       22.03%       29.17%       34.44%
 ............................................................................................................
Ratios and supplemental data
 .........................................................................................................
Net assets, end of period (thousands)         $288,421     $539,804     $570,864     $315,920     $241,413
 ............................................................................................................
Ratios to average net assets
  Expenses++                                      0.30%        0.30%        0.30%        0.38%        0.37%
 ............................................................................................................
  Net investment income                           0.95%        1.04%        1.19%        1.19%        1.63%
 ............................................................................................................
Portfolio turnover rate                             17%          12%          21%          12%          11%
 ............................................................................................................

                                                                   Year Ended June 30,
                                              --------------------------------------------------------------
                                                2001         2000       1999 (a)     1998 (a)    1997 (a)(b)
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  54.73     $  52.04     $  46.27     $  37.37     $  29.62
 ..............................................========.....========.....========.....========.....========..
Income from investment operations
 .........................................................................................................
Net investment income                             0.36         0.41         0.45         0.49         0.32
 ............................................................................................................
Net realized and unrealized gains or losses
  on securities and futures contracts            (8.57)        3.07         8.81        10.12         8.05
 ..............................................--------.....--------.....--------.....--------.....--------..
Total from investment operations                 (8.21)        3.48         9.26        10.61         8.37
 ..............................................--------.....--------.....--------.....--------.....--------..

Distributions to shareholders from
 ............................................................................................................
Net investment income                            (0.32)       (0.43)       (0.40)       (0.47)       (0.38)
 ............................................................................................................
Net realized gains                               (0.25)       (0.36)       (3.09)       (1.24)       (0.24)
 ..............................................--------.....--------.....--------.....--------.....--------..
Total distributions to shareholders              (0.57)       (0.79)       (3.49)       (1.71)       (0.62)
 ..............................................--------.....--------.....--------.....--------.....--------..

Net asset value, end of period                $  45.95     $  54.73     $  52.04     $  46.27     $  37.37
 ..............................................========.....========.....========.....========.....========..
Total return                                    (15.10%)       6.74%       21.70%       29.17%       28.58%
 .........................................................................................................
Ratios and supplemental data
 ............................................................................................................
Net assets, end of period (thousands)         $ 14,173     $ 18,708     $ 38,051     $ 11,944     $  4,507
 ............................................................................................................
Ratios to average net assets
  Expenses++                                      0.55%        0.55%        0.55%        0.38%        0.37%+
 ............................................................................................................
  Net investment income                           0.71%        0.79%        0.95%        1.19%        1.51%+
 ............................................................................................................
Portfolio turnover rate                             17%          12%          21%          12%          11%
 ............................................................................................................

(a) On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Select Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund, Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
(b) For the period from October 9, 1996 (commencement of class operations) to June 30, 1997.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                       GROWTH AND INCOME FUNDS 1

--------------------------------------------------------------------------------
                                    Evergreen         (formerly Evergreen Select
                                                           Strategic Value Fund)
                              Strategic Value Fund
--------------------------------------------------------------------------------

                                                      Year Ended June 30,
                                        -----------------------------------------------
                                          2001         2000         1999       1998 (a)
-----------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 213.13     $ 237.17     $ 226.02     $ 203.35
 ........................................========.....========.....========.....========..
Income from investment operations
 .........................................................................................
Net investment income                       2.27         2.47         3.31         1.60
 .........................................................................................
Net realized and unrealized gains or
  losses on securities                     19.65       (19.42)       15.66        22.67
 ........................................--------.....--------.....--------.....--------..
Total from investment operations           21.92       (16.95)       18.97        24.27
 ........................................--------.....--------.....--------.....--------..

Distributions to shareholders from
 .........................................................................................
Net investment income                      (2.28)       (2.90)       (2.93)       (1.60)
 .........................................................................................
Net realized gains                         (2.82)       (4.19)       (4.89)           0
 ........................................--------.....--------.....--------.....--------..
Total distributions to shareholders        (5.10)       (7.09)       (7.82)       (1.60)
 ........................................--------.....--------.....--------.....--------..

Net asset value, end of period          $ 229.95     $ 213.13     $ 237.17     $ 226.02
 ........................................========.....========.....========.....========..
Total return                               10.38%       (7.33%)       8.85%       11.95%
 .........................................................................................
Ratios and supplemental data
 .........................................................................................
Net assets, end of period (thousands)   $815,097     $750,470     $530,995     $287,194
 .........................................................................................
Ratios to average net assets
  Expenses++                                0.75%        0.75%        0.71%        0.75%+
 .........................................................................................
  Net investment income                     1.01%        1.14%        1.61%        1.26%+
 ......................................................................................
Portfolio turnover rate                       38%          31%          41%          12%
 .........................................................................................

                                                      Year Ended June 30,
                                        -----------------------------------------------
                                          2001         2000         1999       1998 (b)
-----------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 213.16     $ 237.23     $ 226.04     $ 223.08
 ........................................========.....========.....========.....========..
Income from investment operations
 .........................................................................................
Net investment income                       1.72         1.93         2.87         0.61
 .........................................................................................
Net realized and unrealized gains or
  losses on securities                     19.55       (19.45)       15.62         3.13
 ........................................--------.....--------.....--------.....--------..
Total from investment operations           21.27       (17.52)       18.49         3.74
 ........................................--------.....--------.....--------.....--------..

Distributions to shareholders from
 .........................................................................................
Net investment income                      (1.72)       (2.36)       (2.41)       (0.78)
 ......................................................................................
Net realized gains                         (2.82)       (4.19)       (4.89)           0
 ........................................--------.....--------.....--------.....--------..
Total distributions to shareholders        (4.54)       (6.55)       (7.30)       (0.78)
 ........................................--------.....--------.....--------.....--------..

Net asset value, end of period          $ 229.89     $ 213.16     $ 237.23     $ 226.04
 ........................................========.....========.....========.....========..
Total return                               10.06%       (7.56%)       8.60%        1.68%
 .........................................................................................
Ratios and supplemental data
 .........................................................................................
Net assets, end of period (thousands)   $ 10,093     $  6,724     $  1,810     $  1,327
 .........................................................................................
Ratios to average net assets
  Expenses++                                1.01%        1.00%        0.96%        1.00%+
 .........................................................................................
  Net investment income                     0.75%        0.87%        1.34%        0.93%+
 .........................................................................................
Portfolio turnover rate                       38%          31%          41%          12%
 .........................................................................................

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense redutions but includes fee waivers.


2 GROWTH AND INCOME FUNDS

OTHER FUND PRACTICES

Each Fund may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. Evergreen Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

Evergreen Strategic Value Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                E V E R G R E E N


                                      Notes

                                 EVERGREEN FUNDS


Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth  Fund
Small  Company  Growth  Fund
Special  Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                      Q U I C K    R E F E R E N C E  G U I D E

1.           Evergreen Express Line
             Call 1-800-346-3858
             24 hours a day to
          o        check your account
          o        order a statement
          o        get a Fund's current price, yield and total return
          o        buy, redeem or exchange Fund shares

2.           Shareholder Services
             Call 1-800-343-2898
             Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
          o        buy, redeem or exchange shares
          o        order applications
          o        get assistance with your account

3.       Information Line for Hearing and Speech
         Impaired (TTY/TDD)
             Call 1-800-343-2888
             Monday through Friday, 8 a.m. to 6 p.m.
             Eastern time

4.       Write us a letter
             Evergreen Service Company, LLC
             P.O. Box 2121
             Boston, MA  02106-9970
          o        to buy, redeem or exchange shares
          o        to change the registration on your account
          o        for general correspondence


5.       For express, registered or certified mail
             Evergreen Service Company, LLC
             200 Berkeley St.
             Boston, MA  02116-5034

6.       Visit us on-line
               www.evergreeninvestments.com

7.       Regular communications you will receive

         Account Statements -- You will receive quarterly statements for each Fund in which you invest. Please review and promptly notify Evergreen of any inaccuracies.

         Confirmation Notices - A confirmation of your transaction is sent within five days of the transaction. Please review and promptly notify Evergreen of any inaccuracies.

         Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

         Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Growth & Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016


                                                 SEC File No.:  811-08363

                                                                   559956

                          EVERGREEN SELECT EQUITY TRUST

                      GROWTH AND INCOME FUNDS - ABC SHARES

                                     PART A

                                   PROSPECTUS

                                       ---------------------------------------
                                              Prospectus, November 1, 2001
                                       ---------------------------------------


 Evergreen Growth and Income Funds




Evergreen Equity Index Fund


Class A
Class B
Class C


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E OF C O N T E N T S

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks.................................2

Evergreen Equity Index Fund...................4

GENERAL INFORMATION:

The Fund's Investment Advisor..................6

The Fund's Portfolio Managers...................6

Calculating The Share Price......................6

How to Choose an Evergreen Fund................6

How to Choose the Share Class
  that Best Suits You...........................7

How to Buy Shares................................8

How to Redeem Shares..............................9

Other Services.....................................10

The Tax Consequences of
   Investing in the Fund.............................10

Fees and Expenses of the Fund.....................10

Financial Highlights...................................11

Other Fund Practices.....................................13



In general, the Fund included in this prospectus seeks capital growth.


Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Equity Index
Fund

typically relies on a combination of the following strategies:

o investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income;
o investing substantially all of its total assets in equity securities that represent a composite of the S&P
     500 Index; and
o selling a portfolio investment: i) when it is removed from the S&P 500 Index; ii) when the Fund must meet redemptions; or iii) for other investment reasons which the portfolio manager deems necessary.


may be appropriate for investors who:
o want an investment with moderate volatility relative to more aggressive stock funds; and

o want a combination of growth potential and regular dividend income potential.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed, could result in a lower return and loss of market opportunity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

  Equity Index Fund

FUND FACTS:

Goal:
o        Price and Yield Performance comparable to the S&P 500 Index

Principal Investment:
o        Equity Securities listed on S&P 500 Index

Classes of Shares Offered in this
Prospectus:
o        Class A
o        Class B
o        Class C

Investment Advisor:
o        Evergreen Investment Management  Company, LLC


Portfolio Managers:
o         By Team

NASDAQ Symbols:
o        ESINX (Class A)
o        ESIOX (Class B)
o        ESECX (Class C)

Dividend Payment Schedule:
o        Monthly

   INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by the Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Investment Style Risk
o        Market Capitalization Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error," the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)*
1991    1992  1993  1994  1995  1996  1997  1998  1999  2000

29.18   6.77  9.32  0.29  36.62 22.86 32.54 27.49 19.48 -10.15
Best Quarter:        4th   Quarter  1998          +21.11%*
Worst Quarter:       3rd   Quarter 1998           -10.26%*

Year-to-date total return through 9/30/2001 is -21.05%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500). S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

            Inception                                Performance
            Date of     1 year   5 year   10 year    Since
            Class                                    2/14/1985
Class A     11/4/1998   -14.67%  16.38%   15.99%     14.96%
Class B     11/3/1998   -14.62%  17.17%   16.50%     15.27%
Class C     4/30/1999   -11.91%  17.50%   16.56%     15.31%
S&P 500                 -9.10%   18.33%   17.46%     16.47%
*Historical performance shown for Classes A , B and C prior to their inception is based on the performance of (1) the Fund's Institutional shares from 7/27/1998 to the inception of Classes A, B and C; (2) the Class Y shares of the Fund's predecessor, CoreFund Equity Index Fund, from 6/1/1991 through 7/27/1998; and (3) the Class Y shares of the CoreFund Equity Index Fund's predecessor, Viking Index Fund, from 2/14/1985 through 5/31/1991. The historical returns for Classes A , B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Neither Class Y nor Institutional shares pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

Shareholder Fees
(fees paid directly from your investment)
                          Class A      Class B     Class  C
Shareholder Transaction
Expenses
                          5.75%        None        None
Maximum sales charge
imposed on purchases
(as a % of offering
price)

Maximum deferred sales    None*        5.00%       2.00%
charge   (as a % of
either  the redemption
amount or initial
investment whichever is
lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                              Total Fund
             Management   12b-1     Other     Operating
             Fees         Fees      Expenses  Expenses+
Class A      0.32%        0.25%     0.32%     0.89%
Class B      0.32%        1.00%     0.32%     1.64%
Class C      0.32%        1.00%     0.32%     1.64%
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.55% for Class A, 1.30% for Class B, and 1.30% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                  Assuming Redemption          Assuming No
                   At End of Period             Redemption
             --------------------------------------------------
After:       Class A  Class B   Class C     Class B   Class C

  1 year     $661     $667      $367        $167      $167

 3 years     $843     $817      $517        $517      $517

 5 years     $1,040   $1,092    $892        $882      $892

10 years     $1,608   $1,649    $1,944      $1,649    $1,944

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the Fund paid no aggregate advisory fees to the investment advisor.

Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

THE FUND'S PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated, at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers three different share classes: Class A, Class B and Class C. Each class of shares has its own sales charge. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an additional expense, known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                        As a %of         As a %             Dealer
  Your                NAV excluding     of your           commission
  Investment          sales charge     investment       as a % of  NAV
Up to $49,999           5.75%           6.10%              5.00%
$50,000-$99,999         4.50%           4.71%              4.25%
$100,000-$249,999       3.75%           3.90%              3.25%
$250,000-$499,999       2.50%           2.56%              2.00%
$500,000-$999,999       2.00%           2.04%              1.75%
$1,000,000 or greater   0.00%           0.00%              0.25%

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within 13 months of purchase.

Class A shares are offered at NAV to a corporate or certain other qualified retirement plan, or a non-qualified deferred compensation plan of a Title I ERISA tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:
1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the initial sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same front-end sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined  Purchases.  You may reduce your initial sales charge if you purchase
  Class A shares in multiple Evergreen Funds, excluding money market funds, at the same time. The combined dollar amount invested will determine the initial sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a front-end sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your broker or the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                            Maximum Deferred
                                                     Sales Charge
Month of Purchase + First 12 Month Period            5.00%
Month of Purchase + Second 12 Month Period           4.00%
Month of Purchase + Third 12 Month Period            3.00%
Month of Purchase + Fourth 12 Month Period           3.00%
Month of Purchase + Fifth 12 Month Period            2.00%
Month of Purchase + Sixth 12 Month Period            1.00%
Thereafter                                           0.00%
After 7 Years                                        Converts to Class A
Dealer Allowance                                     5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

         Time Held                                      Maximum Deferred
                                                        Sales Charge
Month of Purchase + First 12 Month Period                     2.00%
Month of Purchase + Second 12 Month Period                    1.00%
Thereafter                                                    0.00%
Dealer Allowance                                              2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.


Waiver of Class B or Class C Sales Charges
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest, in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.


Promotional Incentives on Dealer Commissions
EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


---------------- -------------- --------------
                    Minimum        Minimum
                    Initial      Additional
                  Purchase of     Purchases
                  Class A, B
                     and C
---------------- -------------- --------------
Regular          $1,000         None
Accounts
---------------- -------------- --------------
---------------- -------------- --------------
IRAs             $250           None
---------------- -------------- --------------
Systematic       $50            $25/monthly
Investment Plan
---------------- -------------- --------------


Method               Opening an Account                                              Adding to an Account
By Mail or through   o        Complete and sign the account application.             o        Make your check payable to
an Investment             Applications may be downloaded off our website at               Evergreen Funds
Professional              www.evergreeninvestments.com.                              o        Write a note specifying:
                     o        Make the check payable to Evergreen Funds. Cash,       -        the Fund name
                          credit cards, third party checks, credit card checks or    -        share class
                          money orders will not be accepted.                         -        your account number
                     o        Mail the application and your check to the address     -        the name(s) in which the account is
                          below:                                                              registered.
                            Postal Service Address:               Overnight          o        Mail to the address to the left or
                            Address:                                                          deliver to your investment
                            Evergreen Service Company, LLC   Evergreen Service Company, LLC             professional.

                            P.O. Box 2121                    200 Berkeley St.
                            Boston, MA 02106-9970            Boston, MA  02116-5034
                     o        Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement with
                          EDI) .

By Phone             o        Call 1-800-343-2898 to set up an account number and    o        Call the Evergreen Express Line at
                            get wiring instructions.                                        1-800-346-3858 24 hours a day or  to
                     o        Instruct your bank to wire or transfer your purchase          speak with an Evergreen investment
                            (they may charge a wiring fee).                                 professional call 1-800-343-2898
                     o        Complete the account application and mail to:                 between 8 a.m. and 6 p.m. Eastern
                            Postal Service Address:               Overnight                 time, on any business day.
                            Address:                                                 o        If your bank account is set up on
                            Evergreen Service Company, LLC   Evergreen Service              file, you can request either:
                                                              Company, LLC           -        Federal Funds Wire (offers
                            P.O. Box 2121                      200 Berkeley St.                 immediate access to funds) or
                            Boston, MA 02106-9970          Boston, MA 02116-5034      -        Electronic transfer through the
                                                                                         Automated Clearing House which avoids
                                                                                          wiring fees.

                     o       Trades received after 4 p.m. Eastern time on market
                            trading days will receive the next market day's closing price.*

By                          Exchange o You can make an additional  investment by
                            exchange from an existing Evergreen Funds account by
                            contacting your  investment  professional or calling
                            the Evergreen  Express Line at  1-800-346-3858 or by
                            visiting           our           website          at
                            www.evergreeninvestments.com.**
                     o      You can  only  exchange  shares  from  your  account
                            within   the  same   class   and   under   the  same
                            registration.
                     o      There  is no sales  charge  or  redemption  fee when
                            exchanging   Funds   within   the   Evergreen   Fund
                            family.***
                     o      Orders placed  before 4 p.m.  Eastern time on market
                            trading days will be processed at that day's closing
                            share price. Orders placed after 4 p.m. Eastern time
                            will be processed  at the next market day's  closing
                            price. *
                     o      Exchanges are limited to three per calendar quarter,
                            but in no event more than five per calendar year.
                     o      Exchanges   between   accounts  which  do  not  have
                            identical  ownership  must be made in writing with a
                            signature guarantee (see "Exceptions: Redemption Requests That Require A Signature
                            Guarantee" on the next page ).
Systematic           o       You can transfer  money  automatically  from your bank account into your Fund on a monthly or
Investment  Plan            quarterly  basis.
(SIP)+               o       Initial investment  minimum  is $50 if you  invest  at least  $25 per  month  with  this service.
                     o        To enroll, check off the box on the account application and provide:
                     -        your bank account information
                     -        the amount and date of your monthly or quarterly investment.
                     o        To establish automatic investing for an existing account, call 1-800-343-2898 for an application.
                     o        The minimum is $25 per month or $75 per quarter.
                     o        You can also establish an investing program through direct deposit from your paycheck. Call
                            1-800-343-2898 for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.
+ Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia Corporation (Wachovia) and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods           Requirements
Call Us           o Call the Evergreen Express Line at 1-800-346-3858 24
                       hours a day or to speak  with an  Evergreen  professional
                       call  1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                       time, on any business day.
                  o This service must be authorized  ahead of time,  and is only available  for regular  accounts.* o All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at
                  that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day.**
                  o        We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically  transmit  the  proceeds  into  your bank account via the Automated Clearing House service - mail you a check.
                  o    All telephone calls are recorded and may be monitored for
                       your  protection.  We are not  responsible  for acting on
                       telephone orders we believe are genuine.
                  o    See  "Exceptions:  Redemption  Requests  That  Require  a
                       Signature Guarantee" below for requests that must be made
                       in writing with your signature guaranteed.

Write Us          o        You can mail a redemption request to:
                                                 Postal Service Address:               Overnight Address:
                                                 Evergreen Service Company, LLC           Evergreen Service Company, LLC
                                                 P.O. Box 2121                            200 Berkeley St.
                                                 Boston, MA 02106-9970                    Boston, MA 02116-5034

                  o        Your letter of instructions must:
                      - list the Fund name and the account number
                      - indicate the number of shares or dollar value you wish to redeem
                      - be signed by the registered owner(s)
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee"  below for requests that must be signature guaranteed.
                  o To  redeem  from an IRA or other  retirement  account,  call 1-800-343-2898 for instructions.

Redeem  Your      o You may also redeem your  shares by  contacting  your  investment professional.
Shares in Person  o A fee may be charged for this service.

Systematic        o You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal          without  redemption  fees.
Plan (SWP)        o The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o The minimum is $75 per month.
                  o The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o To enroll, call 1-800-343-2898 for instructions.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees: o You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

  Who Can Provide A Signature Guarantee:
  o        Commercial Bank
  o        Trust Company
  o        Savings Association
  o        Credit Union
  o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent may automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans
You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                                    Year Ended June 30,
                                            ----------------------------------
                                              2001         2000       1999 (a)
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period        $  54.73     $  52.03     $  45.23
 ............................................========.....========.....========..
Income from investment operations
 ................................................................................
Net investment income                           0.35         0.40         0.29
 ................................................................................
Net realized and unrealized gains or
  losses on securities and futures
  contracts                                    (8.56)        3.09         9.87
 ............................................--------.....--------.....--------..
Total from investment operations               (8.21)        3.49        10.16
 ............................................--------.....--------.....--------..

Distributions to shareholders from
 ................................................................................
Net investment income                          (0.32)       (0.43)       (0.27)
 ................................................................................
Net realized gains                             (0.25)       (0.36)       (3.09)
 ............................................--------.....--------.....--------..
Total distributions to shareholders            (0.57)       (0.79)       (3.36)
 ............................................--------.....--------.....--------..

Net asset value, end of period              $  45.95     $  54.73     $  52.03
 ............................................========.....========.....========..
Total return *                                (15.10%)       6.76%       24.08%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)       $ 86,350     $ 79,991     $ 38,203
 .............................................................................
Ratios to average net assets
  Expenses++                                    0.55%        0.55%        0.55%+
 ................................................................................
  Net investment income                         0.72%        0.78%        0.96%+
 ................................................................................
Portfolio turnover rate                           17%          12%          21%
 ................................................................................

                                                    Year Ended June 30,
                                            ----------------------------------
                                              2001         2000       1999 (b)
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Net asset value, beginning of period        $  54.62     $  52.00     $  45.26
 ............................................========.....========.....========..
Income from investment operations
 ................................................................................
Net investment income                              0         0.03         0.08
 ................................................................................
Net realized and unrealized gains or
  losses on securities and futures
  contracts                                    (8.56)        3.05         9.83
 ............................................--------.....--------.....--------..
Total from investment operations               (8.56)        3.08         9.91
 ............................................--------.....--------.....--------..

Distributions to shareholders from
 ................................................................................
Net investment income                          (0.06)       (0.10)       (0.08)
 ................................................................................
Net realized gains                             (0.25)       (0.36)       (3.09)
 ............................................--------.....--------.....--------..
Total distributions to shareholders            (0.31)       (0.46)       (3.17)
 ............................................--------.....--------.....--------..

Net asset value, end of period              $  45.75     $  54.62     $  52.00
 ............................................========.....========.....========..
Total return *                                (15.73%)       5.95%       23.44%
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (thousands)       $207,011     $203,984     $107,334
 ................................................................................
Ratios to average net assets
  Expenses++                                    1.30%        1.30%        1.31%+
 ................................................................................
  Net investment income                        (0.04%)       0.03%        0.21%+
 ................................................................................
Portfolio turnover rate                           17%          12%          21%
 .............................................................................

(a) For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
(b) For the period from November 3, 1998 (commencement of class operations) to June 30, 1999.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
*     Excluding applicable sales charges.


                                                       GROWTH AND INCOME FUNDS 1

--------------------------------------------------------------------------------
                                    EVERGREEN

                                Equity Index Fund
--------------------------------------------------------------------------------

                                                       Year Ended June 30,
                                               ----------------------------------
                                                 2001         2000       1999 (a)
-----------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------
Net asset value, beginning of period           $  54.69     $  52.06     $  50.95
 ...............................................========.....========.....========..
Income from investment operations
 ...................................................................................
Net investment income                              0.04         0.06         0.02
 ...................................................................................
Net realized and unrealized gains or
  losses on securities and futures contracts      (8.60)        3.03         1.11
 ............................................--------.....--------.....--------..
Total from investment operations                  (8.56)        3.09         1.13
 ...............................................--------.....--------.....--------..

Distributions to shareholders from
 ...................................................................................
Net investment income                             (0.06)       (0.10)       (0.02)
 ...................................................................................
Net realized gains                                (0.25)       (0.36)           0
 ...............................................--------.....--------.....--------..
Total distributions to shareholders               (0.31)       (0.46)       (0.02)
 ...............................................--------.....--------.....--------..

Net asset value, end of period                 $  45.82     $  54.69     $  52.06
 ...............................................========.....========.....========..
Total return *                                   (15.71%)       5.97%        2.22%
 ...................................................................................
Ratios and supplemental data
 ...................................................................................
Net assets, end of period (thousands)          $114,451     $ 54,707     $  3,489
 ...................................................................................
Ratios to average net assets
  Expenses++                                       1.31%        1.31%        1.31%+
 ...................................................................................
  Net investment income (loss)                    (0.02%)       0.01%        0.27%+
 ...................................................................................
Portfolio turnover rate                              17%          12%          21%
 ...................................................................................

(a) For the period from April 30, 1999 (commencement of class operations) to June 30, 1999.
+     Annualized.
++ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
*     Excluding applicable sales charges.


2 GROWTH AND INCOME FUNDS

OTHER FUND PRACTICES

The Fund may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge the Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

                                      Notes

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds Connecticut Municipal Bond Fund Florida High Income Municipal Bond Fund Florida Municipal Bond Fund Georgia Municipal Bond Fund Maryland Municipal Bond Fund New Jersey Municipal Bond Fund North Carolina Municipal Bond Fund Pennsylvania Municipal Bond Fund South Carolina Municipal Bond Fund Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds Aggressive Growth Fund Capital Growth Fund Core Equity Fund Evergreen Fund Growth Fund Large Company Growth Fund Masters Fund Omega Fund Premier 20 Fund Secular Growth Fund Select Small Cap Growth Fund Select Strategic Growth Fund Small Company Growth Fund Special Equity Fund Stock Selector Fund Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                              QUICK REFERENCE GUIDE

1.       Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       Information Line for Hearing and Speech
     Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.   For  express,  registered or certified mail
     Evergreen  Service Company,  LLC 200
     Berkeley St.
     Boston, MA  02116-5034

6.   Visit us on-line
     www.evergreeninvestments.com

7.   Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund in which you invest. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days of the transaction. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Equity Index Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about this Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                    SEC File No.:   811-08363

                                                        559957

                          EVERGREEN SELECT EQUITY TRUST
                                 BALANCED FUNDS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                                 BALANCED FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2001


                   Evergreen Select Balanced Fund (the "Fund")


                       The Fund is a series of an open-end
                          management investment company
                        known as Evergreen Select Equity
                              Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Fund. It is not a prospectus but should be read in conjunction with the prospectus for the Fund dated November 1, 2001. The Fund is offered through one prospectus offering Institutional and Institutional Service shares. You may obtain a copy of the prospectus without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Fund described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Fund's Annual Report dated June 30, 2001. You may obtain a copy of an Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS



PART 1

TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-3
EXPENSES..................................................................1-5
PERFORMANCE..............................................................1-11
COMPUTATION OF CLASS A OFFERING PRICE .................................. 1-12
SERVICE PROVIDERS........................................................1-12
FINANCIAL STATEMENTS.....................................................1-14

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.............2-1
PURCHASE AND REDEMPTION OF SHARES........................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS......................................2-21
PRICING OF SHARES........................................................2-24
PERFORMANCE CALCULATIONS.................................................2-25
PRINCIPAL UNDERWRITER....................................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1...................................2-27
TAX INFORMATION..........................................................2-32
BROKERAGE................................................................2-34
ORGANIZATION.............................................................2-36
INVESTMENT ADVISORY AGREEMENT............................................2-37
MANAGEMENT OF THE TRUST..................................................2-38
CORPORATE AND MUNICIPAL BOND RATINGS.....................................2-41
ADDITIONAL INFORMATION...................................................2-51

                                       1-1


                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. The Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2. Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.


         4. Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. The Fund does not consider covered dollar rolls to be "borrowings" for purposes of this restriction.

         5. Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Fund may purchase and certain investment practices the Fund may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar Roll Transactions
Securities Lending
Preferred Stocks?
Convertible Securities
Options and Futures Transactions
Foreign Securities
Foreign Currency Transactions
Illiquid and Restricted Securities
Investment in Other Investment Companies
Obligations of Foreign Branches of United States Banks
Obligations of U. S. Branches of Foreign Banks
Mortgage-Backed or Asset-Backed Securities
Variable or Floating Rate Instruments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of September 30, 2001 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

         Set forth below is information with respect to each person who, to the Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund as of September 30, 2001.

---------------------------------------------------------------------------
Select Balanced Fund
Institutional shares
---------------------------------------------------------------------------
--------------------------------------------------- -----------------------
First Union National Bank                           67.02%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC  28288
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Union National Bank BK/EB/INT                 30.59%
Cash Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor CMG-1151
Charlotte, NC  28202-1911
--------------------------------------------------- -----------------------
---------------------------------------------------------------------------
Select Balanced Fund
Institutional Service shares
---------------------------------------------------------------------------
--------------------------------------------------- -----------------------
First Clearing Corporation                          13.99%
A/C 8310-6869
Lindon Trust
8425 Hayden Lane
Annandale, VA  22003-127
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Clearing Corporation                          9.03%
FBO Cassandra Reed Abrams
A/C 10158662
201 S. College Street
Charlotte, NC  28288
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Clearing Corporation                          8.18%
A/C 8195-5051 Gwendolyn L Shapiro UGMA-NJ 410 S. 1st Ave.
Highland Park, NJ  08904-2122
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Clearing Corp.                                7.99%
F/B/O George Bull
A/C 1914232`
201 S College St.
Charlotte, NC  28288-1167
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
Donaldson Lufkin Jenrette                           7.72%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Union National Bank                           7.17%
Trust Accounts
Attn: CMG-1151-2
401 S Tryon St.  3rd Floor
Charlotte, NC  28202-1911
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
Stephen C. Twining                                  6.72%
11693 San Vicenete Blvd #131
Los Angeles, CA  90049-5005
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
First Clearing Corp.                                6.67%
FBO Martha L Haines Residuary Trust
A/C 39794950
201 S. College St.
Charlotte, NC  28288-1167
--------------------------------------------------- -----------------------
--------------------------------------------------- -----------------------
A G Edwards & Sons Inc. FBO                         5.21%
Barbara S Taylor
Separate Property
A/C 0692-008790
One North Jefferson
St. Louis, MO  63103-2287
--------------------------------------------------- -----------------------

                              EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC is a wholly owned subsidiary of First Union National Bank (FUNB). FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from the Fund an annual fee equal to 0.52% of its average daily net assets.

Advisory Fees Paid

         Below are the advisory fees paid or accrued by each Fund for the last three fiscal years.

=================================================================================================================
Fiscal Period/Fund                                        Advisory Fees Paid            Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund                                          $2,797,975                      $538,072
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund                                          $3,639,055                      $523,595
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Balanced Fund                                          $4,136,760                      $689,460
-----------------------------------------------------------------------------------------------------------------

Sub-Advisory Fees Paid

         EIMC has entered into a sub-advisory agreement with Tattersall Advisory Group, Inc. (TAG), a subsidiary of Wachovia Corporation (formerly First Union Corporation). TAG manages the fixed income portion of the Fund. EIMC will pay TAG a fee at the annual rate of 0.22% of average daily net assets of the Fund.

12b-1 Fees

         The 12b-1 fees paid by the Institutional Services shares of the Fund were $4,789 for the fiscal year ended June 30, 2001. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended June 30, 2001 and by the Trust and the ten other trusts in the Evergreen Fund Complex for twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Fund. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------------------------------------------------------------------------------
                                 Aggregate Compensation from      Total Compensation from the
           Trustee               Trust for fiscal year ended    Evergreen Fund Complex for the
                                          6/30/2001            twelve months ended 12/31/2000*
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $5,125                          $82,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Charles A. Austin, III                     $7,509                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $5,323                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
K. Dun Gifford                             $8,132                          $91,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
James S. Howell***                         $3,113                          $38,750
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Gerald M. McDonnell                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Thomas L. McVerry                          $7,985                          $98,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William Walt Pettit                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
David M. Richardson                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Russell A. Salton, III                     $8,099                          $101,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael S. Scofield                        $9,411                          $112,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard J. Shima                           $7,100                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard K. Wagoner                         $7,540                          $88,500
------------------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin                                   $26,550
Howell                                   $27,125
McDonnell                                $88,500
McVerry                                  $98,500
Moelchert                                $83,000
Pettit                                   $88,500
Salton                                  $101,000
Scofield                                 $65,100

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

Brokerage Commission Paid

         Below are the brokerage commissions paid for the last three fiscal years. For more information regarding brokerage commissions, see "Brokerage" in
Part 2 of this SAI.

============================================== =====================



                                                Total Paid to All
Fund/Fiscal Year                                     Brokers
============================================== =====================
=====================================================================
Fiscal Year Ended June 30, 2001
---------------------------------------------------------------------
--------------------------------------------------------------------
Select Balanced Fund                                $898,610
--------------------------------------------------------------------
---------------------------------------------------------------------
Fiscal Year Ended June 30, 2000
---------------------------------------------------------------------
--------------------------------------------------------------------
Select Balanced Fund                               $1,696,644
--------------------------------------------------------------------
---------------------------------------------------------------------
Fiscal Year Ended June 30, 1999
---------------------------------------------------------------------
--------------------------------------------------------------------
Select Balanced Fund                                $419,607
====================================================================

Underwriting Commissions

         The Fund paid no underwriting commissions for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Fund (including applicable sales charges) as of June 30, 2001. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

=======================================================================================================================
                                                                             Ten Years or Since
           Fund/Class                   One Year            Five Years       Inception Date of     Inception Date of
                                                                                   Class                 Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Select Balanced Fund*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -13.15%               8.98%                10.35%             01/22/1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -13.25%               8.88%                10.30%             04/09/1998
=======================================================================================================================

* Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y shares of Evergreen Balanced Fund II, from 4/1/1991 through 1/22/1998, the inception date of Institutional shares. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in kind transaction to the Fund's Institutional shares. Performance from 1/23/1998 through the inception of Institutional Service shares reflects that of Institutional shares. Performance prior to inception of Institutional Service shares does not include this class' 0.25% 12b-1 fees. Institutional shares does not pay 12b-1 fees. If fees were reflected, returns would have been lower for the Institutional Service shares.

Current Yield

         Below are the current yields for each class of shares of the Fund as of June 30, 2001. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

------------------------------------------------------------------------------
              Fund        Institutional shares  Institutional Service shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Select Balanced Fund              2.60%                     2.34%
------------------------------------------------------------------------------


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, MA 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund at the rate of 0.10% of the Fund's average daily net assets.

         Below are the administrative fees paid by the Fund (under a prior fee arrangement) for the last three fiscal years.

================================================================
Fund/Fiscal Year or Period            Administrative Fees Paid
================================================================
================================================================
Year Ended June 30, 2001
----------------------------------------------------------------
----------------------------------------------------------------
Select Balanced Fund                          $538,072
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 2000
----------------------------------------------------------------
----------------------------------------------------------------
Select Balanced Fund                          $382,187
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 1999
----------------------------------------------------------------
----------------------------------------------------------------
Select Balanced Fund                          $178,848
----------------------------------------------------------------

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, MA 02106-9970, a subsidiary of Wachovia Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:


                 ============================= =============== ==============

                                                 Annual Fee     Annual Fee
                               Per Open Per Closed
                               Account* Account**
                 Fund Type
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Money Market Funds                $25.50          $9.00
                 ============================= =============== ==============

                 * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical and tax information.


Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10016, markets the Fund through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, MA 02110, audits the financial statements of the Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, keeps custody of the Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Fund.


                              FINANCIAL STATEMENTS

         The audited financial statements are incorporated by reference to the Fund's Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, MA 02106-9970, by calling ESC toll-free at 1-800-343-2898, or by downloading it off our website at www.evergreeninvestments.com.

                                EVERGREEN FUNDS
                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                             CDSC RATE

 Month of purchase and the first 12-month
 period following the month of purchase.............................   5.00%
 Second 12-month period following the month of purchase.............   4.00%
 Third 12-month period following the month of purchase..............   3.00%
 Fourth 12-month period following the month of purchase.............   3.00%
 Fifth 12-month period following the month of purchase..............   2.00%
 Sixth 12-month period following the month of purchase..............   1.00%
 Thereafter.........................................................   0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                        CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                            2.00%
         Second 12-month period following the month of purchase            1.00%
         Thereafter                                                        0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares, also referred to as Institutional Shares (formerly Class Y
Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.


   -------------------------- --------------------------
                                     Current Maximum
   Class 12b-1 Fees Allowed Under
                                         the Plans
     -------------------------- --------------------------
     -------------------------- --------------------------
                 A                      0.75%(a)
     -------------------------- --------------------------
     -------------------------- --------------------------
                 B                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 C                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 S                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
                S1                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
          Administrative                0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
       Institutional Service            0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Investor                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
            Participant                 0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
              Reserve                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Resource                   1.00%(d)
     -------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.
         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30.5% in 2001 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In  approving   the  renewal  of  the  existing   investment   advisory
agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Funds for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive Vice
                                                                 President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of  New  England;
                                                                 Director, Health Development Corp. (fitness-wellness centers);
                                                                 The Francis Ouimet  Society.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing Partner,
                                                                 Roscommon Capital  Corp.; former Chairman of  the  Board,
                                                                 Director, and Executive  Vice President,  The London Harness
                                                                 Company (leather  goods purveyor); former Chairman, Gifford,
                                                                 Drescher & Associates (environmental consulting).

Leroy Keith, Jr.                     Trustee                     Partner, Stonington Partners (private investment firm);
(DOB: 2/14/39)                                                   Chairman of the Board and Chief Executive Officer, Carson
                                                                 Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); Formerly Sales and Marketing
                                                                 Management with Nucor Steel Company.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

                                      2-39

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President for
(DOB: 12/20/41)                                                  Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board member and former Chairman of the Board of the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios and Mentor
                                                                 Institutional Trust; Formerly, Director, Mentor Income
                                                                 Fund,  Inc.and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner and Vice President in the law firm
(DOB: 8/26/55)                                                   of Kellam & Pettit, P.A.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); and
                                                                 Trustee, , 411 Technologies, LLP. (communications), and
                                                                 Director, J&M Cumming Paper Co.(paper merchandising);.
                                                                 Formerly, Director, Mentor Income Fund, Inc.; Columnist,
                                                                 Commerce and Industry Association of New Jersey.

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former  Managed Health Care Consultant; and
                                                                 former President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
                                     of Trustees                 Director, Mentor Income Fund, Inc.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA.

                                      2-40




Name                                 Position with Trust         Principal Occupations for Last Five Years

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant   to the Board  of Trustees of the
                                                                 Evergreen Funds; former member, New York Stock Exchange;
                                                                 member,   North Carolina Securities Traders Association;
                                                                 member, Financial Analysts  Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

*This Trustee may be considered an "interested person" of the Fund within the meaning of  the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS

================= ================ =============== =================================================

MOODY'S           S&P              FITCH           Credit Quality
================= ================ =============== =================================================
----------------- ---------------- --------------- -------------------------------------------------

Aaa               AAA              AAA             Excellent Quality (lowest risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Aa                AA               AA              Almost Excellent Quality (very low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

A                 A                A               Good Quality (low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Baa               BBB              BBB             Satisfactory Quality (some risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Ba                BB               BB              Questionable Quality (definite risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

B                 B                B               Low Quality (high risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

                  D                DDD/DD/D        In Default
================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN SELECT EQUITY TRUST
                              DOMESTIC GROWTH FUNDS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                              DOMESTIC GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2001

                 Evergreen Core Equity Fund ("Core Equity Fund")
                  (formerly Evergreen Select Core Equity Fund)
              Evergreen Secular Growth Fund ("Secular Growth Fund")
                 (formerly Evergreen Select Secular Growth Fund)
        Evergreen Select Small Cap Growth Fund ("Small Cap Growth Fund")
        Evergreen Select Strategic Growth Fund ("Strategic Growth Fund")
              Evergreen Special Equity Fund ("Special Equity Fund")

                     (Each a "Fund"; together, the "Funds")


                 Each Fund is a series of an open-end management
                  investment company known as Evergreen Select
                           Equity Trust (the "Trust").



         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated November 1, 2001 for the Fund in which you are interested or contemplating an investment. The Funds are offered through two separate prospectuses: one offering both Institutional and Institutional Service shares of each Fund (except for Select Small Cap Growth Fund which offers Institutional shares only), and one offering Class A, Class B and Class C shares of the Select Strategic Growth Fund and the Special Equity Fund. You may obtain a copy of each prospectus without charge by calling (800) 343-2898 or by downloading it off our website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in each prospectus. The information in Part 2 of this SAI contains more general information about the Funds described in each prospectus that may or may not apply to the Fund or class of shares in which you are interested.

              Certain information may be incorporated by reference to the Funds' Annual Report dated June 30, 2001. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES1-9
PERFORMANCE.............................................................1-19
COMPUTATION OF CLASS A OFFERING PRICE .................................1-22
SERVICE PROVIDERS.......................................................1-22
FINANCIAL STATEMENTS....................................................1-25

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE AND REDEMPTION OF SHARES.......................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS.....................................2-21
PRICING OF SHARES.......................................................2-24
PERFORMANCE CALCULATIONS................................................2-25
PRINCIPAL UNDERWRITER...................................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1..................................2-27
TAX INFORMATION.........................................................2-30
BROKERAGE...............................................................2-33
ORGANIZATION............................................................2-33
INVESTMENT ADVISORY AGREEMENT...........................................2-35
MANAGEMENT OF THE TRUST.................................................2-36
CORPORATE AND MUNICIPAL BOND RATINGS....................................2-39
ADDITIONAL INFORMATION..................................................2-50

                                     PART 1

                                  TRUST HISTORY

                  The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. On May 11, 2001, Evergreen Core Equity Fund (formerly Evergreen Select Core Equity Fund) and Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund) changed their names.


                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. Each Fund does not consider covered dollar rolls to be "borrowings" for purposes of this restriction.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless noted otherwise:

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending
Convertible Securities
Preferred Stocks
Warrants
Options and Futures Strategies
Foreign Securities
Foreign Currency Transactions
Obligations  of Foreign  Branches  of US banks
Obligations  of US  Branches  of Foreign Banks
Illiquid and Restricted  Securities
Investment in Other Investment Companies
Short Sales
Derivatives



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of September 30, 2001 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of September 30, 2001.

---------------------------------------------------------------------------
Core Equity Fund
Institutional shares
--------------------------------------------------- -----------------------
First Union National Bank BK/EB/INT                 98.7%
Cash Account
Attn:  Trust Operations Fund Group
401 S. Tryon St.  3rd. Floor, CMG-1151
--------------------------------------------------- -----------------------
---------------------------------------------------------------------------
Core Equity Fund
Institutional Service shares
---------------------------------------------------------------------------
None
---------------------------------------------------------------------------
Secular Growth Fund
Institutional shares
------------------------------------------------- -------------------------
First Union National Bank/EB/Int                  87.34%
Cash Account
Attn:  Trust Street
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Secular Growth Fund
Institutional Service shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
Draper and Company                                16.18%
Attn:  Anthony Lusi
10 S. Bryn Mawr Ave.
Bryn Mawr, PA  19010
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
Hertrus & Company                                 16.18%
For Julia P Alley
PO Box 445
Hershey, PA  17033
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
A G Edwards & Sons Inc. FBO                       9.97%
PA Builders Association
A Corporation
One North Jefferson
St. Louis, MO  63103-2287
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Select Small Cap Growth Fund
Institutional shares
------------------------------------------------- -------------------------
First Union National Bank                         59.9%
Re-Invest Account
Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC  28288-1076
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
First Union National Bank                         28.48%
Cash Account
Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC  28288-1076
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
Worcester County                                  10.33%
Retirement System
Attn:  Michael J. Donoghue
Chairman & Treasurer
2 Main St.  Room 3 Courthouse
Worcester, MA  01608-1116
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Special Equity Fund
Class A shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
Charles Schwab & Co. Inc.                         10.24%
Special Custody Account FBO
Exclusive Benefit of Customers
Reinvest Account Attn:  MutualFD
101 Montgomery St.
San Francisco, CA  94104-4122
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
VALIC                                             5.38%
Attn:  Greg Seward
Woodson Tower L7-01
2919 Allen Pkwy
Houston, TX  77019-2142
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Special Equity Fund
Class B shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
MLPF&S For the Sole Benefit                       5.10%
Of Its Customers
Attn:  Fund Administration #9EHN3
4800 Deer Lake Dr. E 2nd Flr.
Jacksonville, FL  32246-6484
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Special Equity Fund
Class C shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
MLPF&S For the Sole Benefit                       6.31%
Of ITS Customers
Attn:  Fund Administration #9EHN2
4800 Deer Lake Dr. E 2nd Flr.
Jacksonville, FL  32246-6484
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Special Equity Fund
Institutional shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
First Union National Bank BK/EB/INT               47.53%
Cash Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
First Union National Bank BK/EB/INT               43.54%
Reinvest Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
First Union National Bank                         5.02%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC  28288
------------------------------------------------- -------------------------
---------------------------------------------------------------------------
Special Equity Fund
Institutional Service shares
---------------------------------------------------------------------------
------------------------------------------------- -------------------------
First Union National Bank BK/EB/INT               23.48%
Cash Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
MLPF&S for the Sole Benefit                       9.24%
Of ITS Customers
Attn:  Fund Administration #97X34
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------------------- -------------------------
Select Strategic Growth Fund
Institutional shares
------------------------------------------------- -------------------------
First Union National Bank BK/EB/INT               55.95%
Cash Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
First Union National Bank BK/EB/INT               34.34%
Reinvest Account
Attn:  Trust Operation FD GRP
401 S. Tryon St.  3rd Floor, CMG-1151
Charlotte, NC  28202-1911
------------------------------------------------- -------------------------
------------------------------------------------- -------------------------
First Union National Bank                         5.85%
401K Accounts
1525 WT Harris Blvd. West
Charlotte, NC  28288
------------------------------------------------- -------------------------

 ---------------------------------------------------------------------------
 Select Strategic Growth Fund
 Institutional Service shares
 ------------------------------------------------- -------------------------
 First Union National Bank BK/EB/INT               12.18%
 Cash Account
 Attn:  Trust Operation FD GRP
 401 S. Tryon St.  3rd Floor, CMG-1151
 Charlotte, NC  28202-1911
 ------------------------------------------------- -------------------------
 ------------------------------------------------- -------------------------
 First Union National Bank BK/EB/INT               5.60%
 Reinvest Account
 Attn:  Trust Operation FD GRP
 401 S. Tryon St.  3rd Floor, CMG-1151
 Charlotte, NC  28202-1911
 ------------------------------------------------- -------------------------
 ------------------------------------------------- -------------------------
 Cando & Co.                                       5.44%
 Trust Operations - Mail Code 994047
 P.O. Box 29
 Columbia, SC  29202
 ------------------------------------------------- -------------------------


                               EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

          EIMC is a wholly owned subsidiary of First Union National Bank (FUNB). FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). EIMC is entitled to receive from each Fund except Select Small Cap Growth Fund an annual fee equal to 0.62% of the average daily net assets of each Fund.

         EIMC is entitled to receive from the Select Small Cap Growth Fund an annual fee that is computed and paid daily based on the average daily net assets of the Fund in accordance with the following schedule:

                      ------------------------ ---------------------

                         Average Daily Net             Fee
                              Assets
                      ------------------------ ---------------------
                      ------------------------ ---------------------
                        First $100 million            0.71%
                      ------------------------ ---------------------
                      ------------------------ ---------------------
                         Next $150 million            0.66%
                      ------------------------ ---------------------
                      ------------------------ ---------------------
                         Over $250 million            0.56%
                      ------------------------ ---------------------

         EIMC is entitled to receive from the Special Equity Fund an annual fee equal to 0.92% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid or accrued by each Fund for the last three fiscal years.

=================================================================================================================
Fiscal Period/Fund                                        Advisory Fees Paid            Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Equity Fund                                             $13,803,454                     $1,041,108
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Secular Growth Fund                                           $4,268,742                      $349,518
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Small Cap Growth Fund                                   $996,746                          $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund                                  $4,917,409                      $318,766
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                           $3,347,754                      $956,999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Equity Fund                                             $16,939,023                     $2,031,773
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Secular Growth Fund                                           $5,502,067                      $736,074
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Small Cap Growth Fund                                   $812,680                          $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund                                  $4,435,042                      $494,372
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                           $2,123,588                      $508,842
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Equity Fund                                             $12,923,968                     $1,848,228
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Secular Growth Fund                                            $36,383                         36,383
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Small Cap Growth Fund                                   $500,432                          $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund                                  $3,224,101                      $478,980
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                           $1,181,647                      $551,194
=================================================================================================================

Sub-Advisory Fees

         ForeFront Capital Advisors, LLC (ForeFront Capital) acts as sub-advisor to Secular Growth Fund. EIMC pays ForeFront Capital an annual contractual advisory fee as follows:

                      ------------------------ ---------------------

                         Average Daily Net             Fee
                              Assets
                      ------------------------ ---------------------
                      ------------------------ ---------------------
                          First $1billion             0.12%
                      ------------------------ ---------------------
                      ------------------------ ---------------------
                          Over$1 billion              0.30%
                      ------------------------ ---------------------

12b-1 Fees

         Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended June 30, 2001. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

========================================================================
Fund/Period                            Institutional Service Shares
                                   -------------------------------------
                                   -------------------------------------
                                           Service Fees
------------------------------------------------------------------------
------------------------------------------------------------------------
Year Ended June 30, 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
Core Equity Fund                             $144,595
------------------------------------------------------------------------
------------------------------------------------------------------------
Secular Growth Fund                           $4,267
------------------------------------------------------------------------
------------------------------------------------------------------------
Select Small Cap Growth Fund                    $0
------------------------------------------------------------------------
------------------------------------------------------------------------
Select Strategic Growth Fund                  $53,781
------------------------------------------------------------------------
------------------------------------------------------------------------
Special Equity Fund                           $14,047
========================================================================

         Below are the 12b-1 fees paid by the Class A, Class B and Class C shares of Select Strategic Growth Fund and Special Equity Fund for the fiscal year or period ended June 30, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

====================================================================================================================
            Fund                       Class A                      Class B                      Class C
                             ---------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------
                              Distribution  Service Fees   Distribution  Service Fees   Distribution  Service Fees
                                  Fees                         Fees                         Fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund       $0            $2            $27            $9            $23            $8
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund                $0          $90,316       $349,395      $116,465       $193,239       $64,413
====================================================================================================================

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the twelve months ended June 30, 2001 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------------------------------------------------------------------------------
                                 Aggregate Compensation from     Total Compensation from the
           Trustee               Trust for fiscal year ended    Evergreen Fund Complex for the
                                          6/30/2001            twelve months ended 12/31/2000*
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $5,125                          $82,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Charles A. Austin, III                     $7,509                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $5,323                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
K. Dun Gifford                             $8,132                          $91,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
James S. Howell***                         $3,113                          $38,750
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Gerald M. McDonnell                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Thomas L. McVerry                          $7,985                          $98,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William Walt Pettit                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
David M. Richardson                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Russell A. Salton, III                     $8,099                          $101,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael S. Scofield                        $9,411                          $112,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard J. Shima                           $7,100                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard K. Wagoner                         $7,540                          $88,500
------------------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:
Austin                                   $26,550
Howell                                   $27,125
McDonnell                                $88,500
McVerry                                  $98,500
Moelchert                                $83,000
Pettit                                   $88,500
Salton                                  $101,000
Scofield                                 $65,100


**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

Brokerage Commission Paid

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to First Union Services, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

===================================== ===================== ===================


                                       Total Paid to All    Total Paid to First
Fund/Fiscal Year                            Brokers          Union Securities,
                                                                    Inc.

===================================== ===================== ===================
===============================================================================

Fiscal Year Ended June 30, 2001
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Equity Fund                          $2,642,655                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Secular Growth Fund                        $628,820                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Small Cap Growth Fund               $471,129                $715
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Strategic Growth Fund              $2,311,071                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Equity Fund                       $1,739,661              $32,276
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Fiscal Year Ended June 30, 2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Equity Fund                          $2,129,518                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Secular Growth Fund                        $913,474                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Small Cap Growth Fund               $475,552                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Strategic Growth Fund              $1,202,411                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Equity Fund                        $948,715               $3,321
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Fiscal Year Ended June 30, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Equity Fund                          $3,384,398                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Secular Growth Fund                         $11,833                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Small Cap Growth Fund               $174,134                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select Strategic Growth Fund               $955,109                 $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Equity Fund                        $200,235                 $0
===============================================================================


Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended June 30, 2001, (1) the percentage of aggregate brokerage commissions paid by the Funds to FUSI; and (2) the percentage of the Fund's aggregate dollar amount of commissionable transactions effected through FUSI. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

================================================================================

                    Fund              Percentage of          Percentage of
                                  Commissions to First       Commissionable
                                  Union Services, Inc.    Transactions through
                                                         First Union Services,
                                                                  Inc.
--------------------------------------------------------------------------------
Select Small Cap Growth Fund              0.15%                  0.09%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                       1.86%                  0.24%
================================================================================


Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amountsretained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

================================================================================
            Fiscal Year/Fund      Total Underwriting         Underwriting
                                      Commissions        Commissions Retained
================================================================================
================================================================================
Year Ended June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Equity Fund                          $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Secular Growth Fund                       $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Growth Fund                     $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund                   $2,250                    $62
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                   $1,340,126                $24,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended June 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Equity Fund                          $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Secular Growth Fund                       $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Growth Fund                     $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund                     $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                   $1,648,195                $32,426
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Equity Fund                          $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Secular Growth Fund                       $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Growth Fund                     $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund                     $0                      $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                       $0                      $0
================================================================================


                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of June 30, 2001. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

=======================================================================================================================
                                                                             Ten Years or Since
           Fund/Class                   One Year            Five Years       Inception Date of     Inception Date of
                                                                                   Class                 Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
1-Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -14.95%               10.32%               11.45%             11/24/1997
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -15.17%               10.05%               11.18%              2/4/1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
2-Secular Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -52.00%               9.25%                15.20%             02/26/1999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -52.13%               8.96%                14.90%             02/26/1999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Select Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -29.67%               8.01%                9.97%              12/28/1995
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
3-Select Strategic Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -30.19%               16.95%               20.24%             11/24/1997
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -30.39%               16.63%               19.92%              2/27/1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class A                                 -34.22%               15.57%               19.15%              5/11/2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class B                                 -32.97%               16.70%               20.22%              5/11/2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class C                                 -31.33%               16.93%               20.23%              5/11/2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
4-Special Equity Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -19.92%               14.93%               15.59%             03/15/1994
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -20.02%               14.66%               15.39%              3/15/1994
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class A                                 -24.61%               13.28%               14.43%              8/30/1999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class B                                 -24.23%               14.10%               15.15%              8/30/1999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class C                                 -22.09%               14.32%               15.15%              8/30/1999
=======================================================================================================================

1- Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior 11/24/1997 the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

2- Historical performance shown for the Institutional and Institutional Service shares, prior to 7/12/1999 is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses including the 0.25% 12b-1 fee applicable to the Institutional Service shares. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

3- Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares. Prior 11/24/1997 the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's
     (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Historical performance shown for Classes A, B and C prior to their inception is based on the Fund's Institutional shares, the original class offered. The historical returns for Classes A, B, C and the Institutional Service shares have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and Institutional Service shares, 1.00% for Classes B and C. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns for Classes A, B, C and the Institutional Service shares would have been lower.

4- Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of the Fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Institutional Service shares prior to its inception is based on the performance of the Class A Shares of the Fund's predecessor fund, CoreFund Special Equity Fund, and reflects the same 0.25% 12b-1 fee applicable to Institutional Service shares. Historical performance shown for Classes A, B and C prior to their inception is based on 1) Institutional Service shares from 7/27/1998 to their inception, 2) the performance of the Class A shares of the Fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998 and 3) the original class of shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are 0.25% for Class A and 1.00% for Classes B and C. Institutional shares pay no 12b-1 fee. If these fees had been reflected returns for Classes B and C would have been lower.

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at June 30, 2001. For more information, see "Pricing of Shares" in Part 2 of this SAI.


================================= =============== ============== ==============
                                                  Per Share
                                  Net Asset       Sales Charge   Offering Price
Fund                              Value                          Per Share
--------------------------------- --------------- -------------- --------------
--------------------------------- --------------- -------------- --------------

Select Strategic Growth Fund          $22.88          5.75%             $24.28
--------------------------------- --------------- -------------- --------------
--------------------------------- --------------- -------------- --------------

Special Equity Fund                   $9.83           5.75%             $10.43
================================= =============== ============== ==============




                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to each of the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund. The current fee is 0.10% of each Fund's average net assets.

             Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

================================================================
Fund/Fiscal Year or Period            Administrative Fees Paid
================================================================
================================================================
Year Ended June 30, 2001
----------------------------------------------------------------
----------------------------------------------------------------
Core Equity Fund                             $2,226,364
----------------------------------------------------------------
----------------------------------------------------------------
Secular Growth Fund                           $688,507
----------------------------------------------------------------
----------------------------------------------------------------
Select Small Cap Growth Fund                  $144,055
----------------------------------------------------------------
----------------------------------------------------------------
Select Strategic Growth Fund                  $793,131
----------------------------------------------------------------
----------------------------------------------------------------
Special Equity Fund                           $364,190
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 2000
----------------------------------------------------------------
----------------------------------------------------------------
Core Equity Fund                             $1,575,686
----------------------------------------------------------------
----------------------------------------------------------------
Secular Growth Fund                           $554,626
----------------------------------------------------------------
----------------------------------------------------------------
Select Small Cap Growth Fund                  $76,272
----------------------------------------------------------------
----------------------------------------------------------------
Select Strategic Growth Fund                  $458,214
----------------------------------------------------------------
----------------------------------------------------------------
Special Equity Fund                           $167,147
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 1999
----------------------------------------------------------------
----------------------------------------------------------------
Core Equity Fund                              $480,743
----------------------------------------------------------------
----------------------------------------------------------------
Secular Growth Fund                            $1,305
----------------------------------------------------------------
----------------------------------------------------------------
Select Small Cap Growth Fund                   $8,400
----------------------------------------------------------------
----------------------------------------------------------------
Select Strategic Growth Fund                  $118,218
----------------------------------------------------------------
----------------------------------------------------------------
Special Equity Fund                           $20,362
----------------------------------------------------------------

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:


----------------------------- -------------------- ---------------------
                                Annual Fee Per        Annual Fee Per
Fund Type                        Open Account*       Closed Account**
----------------------------- -------------------- ---------------------
----------------------------- -------------------- ---------------------
Monthly Dividend Funds              $25.50                $9.00
----------------------------- -------------------- ---------------------
----------------------------- -------------------- ---------------------
Quarterly Dividend Funds            $24.50                $9.00
----------------------------- -------------------- ---------------------
----------------------------- -------------------- ---------------------
Semiannual Dividend Funds           $23.50                $9.00
----------------------------- -------------------- ---------------------
----------------------------- -------------------- ---------------------
Annual Dividend Funds               $23.50                $9.00
----------------------------- -------------------- ---------------------
----------------------------- -------------------- ---------------------
Money Market Funds                  $25.50                $9.00
----------------------------- -------------------- ---------------------

 *For  shareholder  accounts only. Each Fund pays ESC cost plus
 15% for broker  accounts  **Closed  accounts are maintained on
 the  system  in  order  to  facilitate   historical   and  tax
 information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10016, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by calling (800) 343-2898, or by downloading it off our website at www.evergreeninvestments.com.

                                EVERGREEN FUNDS
                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                             CDSC RATE

 Month of purchase and the first 12-month
 period following the month of purchase.............................   5.00%
 Second 12-month period following the month of purchase.............   4.00%
 Third 12-month period following the month of purchase..............   3.00%
 Fourth 12-month period following the month of purchase.............   3.00%
 Fifth 12-month period following the month of purchase..............   2.00%
 Sixth 12-month period following the month of purchase..............   1.00%
 Thereafter.........................................................   0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                        CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                            2.00%
         Second 12-month period following the month of purchase            1.00%
         Thereafter                                                        0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares, also referred to as Institutional Shares (formerly Class Y
Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.


   -------------------------- --------------------------
                                     Current Maximum
   Class 12b-1 Fees Allowed Under
                                         the Plans
     -------------------------- --------------------------
     -------------------------- --------------------------
                 A                      0.75%(a)
     -------------------------- --------------------------
     -------------------------- --------------------------
                 B                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 C                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 S                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
                S1                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
          Administrative                0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
       Institutional Service            0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Investor                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
            Participant                 0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
              Reserve                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Resource                   1.00%(d)
     -------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.
         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30.5% in 2001 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In  approving   the  renewal  of  the  existing   investment   advisory
agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Funds for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive Vice
                                                                 President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of  New  England;
                                                                 Director, Health Development Corp. (fitness-wellness centers);
                                                                 The Francis Ouimet  Society.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing Partner,
                                                                 Roscommon Capital  Corp.; former Chairman of  the  Board,
                                                                 Director, and Executive  Vice President,  The London Harness
                                                                 Company (leather  goods purveyor); former Chairman, Gifford,
                                                                 Drescher & Associates (environmental consulting).

Leroy Keith, Jr.                     Trustee                     Partner, Stonington Partners (private investment firm);
(DOB: 2/14/39)                                                   Chairman of the Board and Chief Executive Officer, Carson
                                                                 Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); Formerly Sales and Marketing
                                                                 Management with Nucor Steel Company.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

                                      2-39

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President for
(DOB: 12/20/41)                                                  Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board member and former Chairman of the Board of the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios and Mentor
                                                                 Institutional Trust; Formerly, Director, Mentor Income
                                                                 Fund,  Inc.and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner and Vice President in the law firm
(DOB: 8/26/55)                                                   of Kellam & Pettit, P.A.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); and
                                                                 Trustee, , 411 Technologies, LLP. (communications), and
                                                                 Director, J&M Cumming Paper Co.(paper merchandising);.
                                                                 Formerly, Director, Mentor Income Fund, Inc.; Columnist,
                                                                 Commerce and Industry Association of New Jersey.

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former  Managed Health Care Consultant; and
                                                                 former President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
                                     of Trustees                 Director, Mentor Income Fund, Inc.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA.

                                      2-40




Name                                 Position with Trust         Principal Occupations for Last Five Years

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant   to the Board  of Trustees of the
                                                                 Evergreen Funds; former member, New York Stock Exchange;
                                                                 member,   North Carolina Securities Traders Association;
                                                                 member, Financial Analysts  Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

*This Trustee may be considered an "interested person" of the Fund within the meaning of  the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS

================= ================ =============== =================================================

MOODY'S           S&P              FITCH           Credit Quality
================= ================ =============== =================================================
----------------- ---------------- --------------- -------------------------------------------------

Aaa               AAA              AAA             Excellent Quality (lowest risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Aa                AA               AA              Almost Excellent Quality (very low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

A                 A                A               Good Quality (low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Baa               BBB              BBB             Satisfactory Quality (some risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Ba                BB               BB              Questionable Quality (definite risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

B                 B                B               Low Quality (high risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

                  D                DDD/DD/D        In Default
================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN SELECT EQUITY TRUST
                             GROWTH AND INCOME FUNDS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2001

                Evergreen Equity Index Fund ("Equity Index Fund")
             Evergreen Strategic Value Fund ("Strategic Value Fund")
                (formerly Evergreen Select Strategic Value Fund)


                     (Each a "Fund"; together, the "Funds")

      Each Fund is a series of Evergreen Select Equity Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated November 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering both Institutional and Institutional Service shares of each Fund and one offering Class A, Class B and Class C shares of the Equity Index Fund. You may obtain the prospectus by calling (800) 343-2898 or downloading it off out website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 2001 and June 30, 2001. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestment.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-3
EXPENSES..................................................................1-7
PERFORMANCE..............................................................1-12
SERVICE PROVIDERS........................................................1-13
FINANCIAL STATEMENTS.....................................................1-15

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.............2-1
PURCHASE AND REDEMPTION OF SHARES........................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS......................................2-22
PRICING OF SHARES........................................................2-25
PERFORMANCE CALCULATIONS.................................................2-26
PRINCIPAL UNDERWRITER....................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1...................................2-28
TAX INFORMATION..........................................................2-31
BROKERAGE................................................................2-34
ORGANIZATION.............................................................2-35
INVESTMENT ADVISORY AGREEMENT............................................2-36
MANAGEMENT OF THE TRUST..................................................2-37
CORPORATE AND MUNICIPAL BOND RATINGS.....................................2-41
ADDITIONAL INFORMATION...................................................2-51

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. On May 11, 2001 Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund) changed its name.


                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy: Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. Each Fund does not consider covered dollar rolls to be "borrowings" for purposes of this restriction.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse  Repurchase   Agreements
Securities Lending
Convertible Securities
Options and Futures  Strategies
Foreign Securities
Foreign Currency Transactions
Illiquid and Restricted  Securities
Investment in Other Investment Companies
Payment-in-kind Securities
Master Demand Notes
Obligations of Foreign Branches of US Banks
Obligations of US Branches of Foreign Banks


                        PRINCIPAL HOLDERS OF FUND SHARES


         As of September 30, 2001 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of September 30, 2001.

      ----------------------------------------------------------------------
      Equity Index Fund
      Institutional shares
      ------------------------------------------------- --------------------
      First Union National Bank BK/EB/INT               58.01%
      Reinvest Account
      Attn:  Trust Operation FD GRP
      401 S. Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ------------------------------------------------- --------------------
      First Union National Bank BK/EB/INT               26.08%
      Cash Account
      Attn:  Trust Operation FD GRP
      401 S. Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ------------------------------------------------- --------------------
      First Union National Bank                         7.34%
      401K Accounts
      1525 West WT Harris Blvd.
      Charlotte, NC  28288
      ------------------------------------------------- --------------------
      ----------------------------------------------------------------------
      Equity Index Fund
      Institutional Service shares
      ------------------------------------------------- --------------------
      First Union National Bank BK/EB/INT               7.77%
      Reinvest Account
      Attn:  Trust Operation FD GRP
      401 S. Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ------------------------------------------------- --------------------
      A G Edwards & Sons Inc. FBO                       5.16%
      PA Builders Association
      A Corporation
      A/C 0684-029746
      One North Jefferson
      St. Louis, MO  63103-2287
      ------------------------------------------------- --------------------
      ----------------------------------------------------------------------
      Equity Index Fund
      Class A shares
      ----------------------------------------------------------------------
      First Union National Bank                         6.75%
      410K Accounts
      1525 West WT Harris Blvd.
      Charlotte, NC  28288
      ------------------------------------------------- --------------------
      Carn & Co.  940563018                             5.95%
      Colsa Corporation 401K PSP
      Attn:  Mutual Funds-Star
      PO Box 96211
      Washington, DC  20090-6311
      ----------------------------------------------------------------------
      Equity Index Fund
      Class B shares
      ------------------------------------------------- --------------------
      MLPF&S for Sole Benefit                           5.47%
      Of Its Customers
      Attn:  Fund Administration #97Y08
      4800 Deer Lake Dr. E 2nd Floor
      Jacksonville, FL  32246-6484
      ----------------------------------------------------------------------
      Equity Index Fund
      Class C shares
      ----------------------------------------------------------------------
      ------------------------------------------------- --------------------
      MLPF&S for Sole Benefit                           16.57%
      Of ITS Customers
      Attn:  Fund Administration #9EGA2
      4800 Deer Lake Dr. E 2nd Floor
      Jacksonville, FL  32246-6484
      ----------------------------------------------------------------------
      Strategic Value Fund
      Institutional shares
      ----------------------------------------------------------------------
      ------------------------------------------------- --------------------
      First Union National Bank BK/EB/INT               48.92%
      Cash Account
      Attn:  Trust Operation FD GRP
      401 S. Tryon St.  3rd Floor, MG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ------------------------------------------------- --------------------
      First Union National BK BK/EB/INT                 47.49%
      Reinvest Account
      Attn:  Trust Operation FD GRP
      401 S Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ----------------------------------------------------------------------
      Strategic Value Fund
      Institutional Service shares
      ----------------------------------------------------------------------
      ------------------------------------------------- --------------------
      First Union National BK BK/EB/INT                 25.40%
      Reinvest Account
      Attn:  S Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------
      ------------------------------------------------- --------------------
      First Union National Bank/EB/INT                  13.61%
      Cash Account
      Attn:  Trust Operations Fund Group
      401 S Tryon St.  3rd Floor, CMG-1151
      Charlotte, NC  28202-1911
      ------------------------------------------------- --------------------


                                    EXPENSES
Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is a wholly owned subsidiary of First Union National Bank (FUNB). FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). EIMC is entitled to receive from Equity Index Fund an annual fee equal to 0.32% of its average daily net assets and from Strategic Value Fund an annual fee equal to 0.62% of its average daily net assets.

Advisory Fees Paid

         Below are the advisory fees paid or accrued by each Fund for the last three fiscal years.

=================================================================================================================
Fiscal Period/Fund                                        Advisory Fees Paid            Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             $2,422,549                     $2,422,549
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                          $4,999,161                      $44,402
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             $2,984,990                     $2,403,203
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                          $4,821,525                      $298,913
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year Ended June 30, 1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             $1,802,977                     $1,159,599
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                          $2,384,266                      $340,610
=================================================================================================================

12b-1 Fees

         Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended June 30, 2001. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

====================================================================
Fund/Period                         Institutional Service Shares
                                 -----------------------------------
                                 -----------------------------------
                                            Service Fees
--------------------------------------------------------------------
--------------------------------------------------------------------
Year Ended June 30, 2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Equity Index Fund                             $40,807
--------------------------------------------------------------------
--------------------------------------------------------------------
Strategic Value Fund                          $21,219
====================================================================

         Below are the 12b-1 fees paid by the retail shares of Equity Index Fund for the fiscal year or period ended June 30, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

====================================================================================================================
            Fund                       Class A                      Class B                      Class C
                             ---------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------
                              Distribution  Service Fees   Distribution  Service Fees   Distribution  Service Fees
                                  Fees                         Fees                         Fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund                  $0         $206,657      $1,501,778     $500,592       $587,283      $195,761
====================================================================================================================

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the twelve months ended June 30, 2001 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------------------------------------------------------------------------------
                                 Aggregate Compensation from     Total Compensation from the
           Trustee               Trust for fiscal year ended    Evergreen Fund Complex for the
                                          6/30/2001            twelve months ended 12/31/2000*
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $5,125                          $82,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Charles A. Austin, III                     $7,509                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $5,323                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
K. Dun Gifford                             $8,132                          $91,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
James S. Howell***                         $3,113                          $38,750
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Gerald M. McDonnell                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Thomas L. McVerry                          $7,985                          $98,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $7,067                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William Walt Pettit                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
David M. Richardson                        $7,540                          $88,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Russell A. Salton, III                     $8,099                          $101,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael S. Scofield                        $9,411                          $112,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard J. Shima                           $7,100                          $83,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard K. Wagoner                         $7,540                          $88,500
------------------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:
Austin                                   $26,550
Howell                                   $27,125
McDonnell                                $88,500
McVerry                                  $98,500
Moelchert                                $83,000
Pettit                                   $88,500
Salton                                  $101,000
Scofield                                 $65,100


**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

***As of  January 1,  2000,  James S.  Howell  retired  and became  Trustee
Emeritus.

Brokerage Commission Paid

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

============================================== =====================


                                Total Paid to All
Fund/Fiscal Year                                     Brokers
============================================== =====================
=============================================== =====================

Fiscal Year Ended June 30, 2001
----------------------------------------------- ---------------------
--------------------------------------------------------------------
Equity Index Fund                                   $177,767
--------------------------------------------------------------------
--------------------------------------------------------------------
Strategic Value Fund                                $763,709
--------------------------------------------------------------------
----------------------------------------------- ---------------------

Fiscal Year Ended June 30, 2000
----------------------------------------------- ---------------------
--------------------------------------------------------------------
Equity Index Fund                                   $110,020
--------------------------------------------------------------------
--------------------------------------------------------------------
Strategic Value Fund                                $784,532
--------------------------------------------------------------------
----------------------------------------------- ---------------------

Fiscal Year Ended June 30, 1999
----------------------------------------------- ---------------------
--------------------------------------------------------------------
Equity Index Fund                                   $157,716
--------------------------------------------------------------------
--------------------------------------------------------------------
Strategic Value Fund                                $519,440
====================================================================


Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

==========================================================================================
            Fiscal Year/Fund                Total Underwriting         Underwriting
                                                Commissions        Commissions Retained
==========================================================================================
==========================================================================================
Year Ended June 30, 2001
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Equity Index Fund                               $5,154,604                $3,940
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Strategic Value Fund                                $0                      $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Year Ended June 30, 2000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Equity Index Fund                               $4,861,332                $41,527
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Strategic Value Fund                                $0                      $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Year Ended June 30, 1999
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Equity Index Fund                               $2,870,462                  $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Strategic Value Fund                                $0                      $0
==========================================================================================


                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of June 30, 2001. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

=======================================================================================================================
                                                                             Ten Years or Since
           Fund/Class                   One Year            Five Years       Inception Date of     Inception Date of
                                                                                   Class                 Class
=======================================================================================================================
=======================================================================================================================
1-Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                           -14.88%               14.06%               14.41%             02/14/1985
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                   -15.10%               13.86%               14.31%             10/09/1996
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class A                                 -19.98%               12.56%               13.65%             11/04/1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class B                                 -19.92%               13.21%               14.10%              11/3/1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Class C                                 -17.39%               13.57%               14.16%             04/30/1999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
2-Strategic Value Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional                            10.38%               13.34%               14.69%             11/24/1997
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Institutional Service                    10.06%               13.07%               14.40%              3/11/1998
=======================================================================================================================

1- Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y shares of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/91 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Institutional Service shares prior to its inception is based on the performance of (1) the Class A Shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/96 to 7/27/1997 (2) the Class Y shares of the Fund's predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and (3) the Class Y shares of the Fund's predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of
     (1) the Fund's Institutional shares from 7/27/1998 to the inception of Classes A, B and C, (2) the Class Y shares of the Fund's predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) the Class Y shares of the Fund's predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and Institutional Service shares, 1.00% for Classes B and C. Neither Class Y nor Institutional shares pay a 12b-1 fee. If these fees had been reflected, returns for Institutional Service shares would have been lower.

2- Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Current Yield

         Below are the current yields for each class of shares of Equity Index Fund as of June 30, 2001. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

==========================================================================================================================
                                                      30-Day Yield
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
          Fund              Institutional      Institutional      Class A shares     Class B shares     Class C shares
                               shares         Service shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Equity Index Fund               1.03%              0.78%              0.73%              0.03%               0.03%
==========================================================================================================================


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at June 30, 2001. For more information, see "Pricing of Shares" in Part 2 of this SAI.

 ===================================== ============== ============= ============
                                                      Per Share     Offering
                                       Net Asset      Sales Charge  Price Per
 Fund                                  Value                        Share
 ------------------------------------- -------------- ------------- ------------
 ------------------------------------- -------------- ------------- ------------

 Equity Index Fund                        $39.08         5.75%         $41.46
 ===================================== ============== ============= ============


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to each of the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund. The current fee is 0.10% of each Fund's average net assets.

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

================================================================
Fund/Fiscal Year or Period            Administrative Fees Paid
================================================================
================================================================
Year Ended June 30, 2001
----------------------------------------------------------------
----------------------------------------------------------------
Equity Index Fund                             $757,047
----------------------------------------------------------------
----------------------------------------------------------------
Strategic Value Fund                          $806,316
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 2000
----------------------------------------------------------------
----------------------------------------------------------------
Equity Index Fund                             $554,317
----------------------------------------------------------------
----------------------------------------------------------------
Strategic Value Fund                          $463,990
----------------------------------------------------------------
----------------------------------------------------------------
Year Ended June 30, 1999
----------------------------------------------------------------
----------------------------------------------------------------
Equity Index Fund                             $108,317
----------------------------------------------------------------
----------------------------------------------------------------
Strategic Value Fund                          $88,316
================================================================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:


 ----------------------------- -------------------- ----------------------
                                 Annual Fee Per        Annual Fee Per
 Fund Type                        Open Account*       Closed Account**
 ----------------------------- -------------------- ----------------------
 ----------------------------- -------------------- ----------------------
 Monthly Dividend Funds              $25.50                 $9.00
 ----------------------------- -------------------- ----------------------
 ----------------------------- -------------------- ----------------------
 Quarterly Dividend Funds            $24.50                 $9.00
 ----------------------------- -------------------- ----------------------
 ----------------------------- -------------------- ----------------------
 Semiannual Dividend Funds           $23.50                 $9.00
 ----------------------------- -------------------- ----------------------
 ----------------------------- -------------------- ----------------------
 Annual Dividend Funds               $23.50                 $9.00
 ----------------------------- -------------------- ----------------------
 ----------------------------- -------------------- ----------------------
 Money Market Funds                  $25.50                 $9.00
 ----------------------------- -------------------- ----------------------

  *For  shareholder  accounts only. Each Fund pays ESC cost plus
  15% for broker  accounts  **Closed  accounts are maintained on
  the  system  in  order  to  facilitate   historical   and  tax
  information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10016, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by calling (800) 343-2898, or by downloading it off our website at www.evergreeninvestments.com.

                                EVERGREEN FUNDS
                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                             CDSC RATE

 Month of purchase and the first 12-month
 period following the month of purchase.............................   5.00%
 Second 12-month period following the month of purchase.............   4.00%
 Third 12-month period following the month of purchase..............   3.00%
 Fourth 12-month period following the month of purchase.............   3.00%
 Fifth 12-month period following the month of purchase..............   2.00%
 Sixth 12-month period following the month of purchase..............   1.00%
 Thereafter.........................................................   0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                        CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                            2.00%
         Second 12-month period following the month of purchase            1.00%
         Thereafter                                                        0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares, also referred to as Institutional Shares (formerly Class Y
Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.


   -------------------------- --------------------------
                                     Current Maximum
   Class 12b-1 Fees Allowed Under
                                         the Plans
     -------------------------- --------------------------
     -------------------------- --------------------------
                 A                      0.75%(a)
     -------------------------- --------------------------
     -------------------------- --------------------------
                 B                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 C                        1.00%
     -------------------------- --------------------------
     -------------------------- --------------------------
                 S                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
                S1                      0.75%(b)
     -------------------------- --------------------------
     -------------------------- --------------------------
          Administrative                0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
       Institutional Service            0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Investor                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
            Participant                 0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
              Reserve                   0.75%(c)
     -------------------------- --------------------------
     -------------------------- --------------------------
             Resource                   1.00%(d)
     -------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.
         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30.5% in 2001 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In  approving   the  renewal  of  the  existing   investment   advisory
agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Funds for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive Vice
                                                                 President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of  New  England;
                                                                 Director, Health Development Corp. (fitness-wellness centers);
                                                                 The Francis Ouimet  Society.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing Partner,
                                                                 Roscommon Capital  Corp.; former Chairman of  the  Board,
                                                                 Director, and Executive  Vice President,  The London Harness
                                                                 Company (leather  goods purveyor); former Chairman, Gifford,
                                                                 Drescher & Associates (environmental consulting).

Leroy Keith, Jr.                     Trustee                     Partner, Stonington Partners (private investment firm);
(DOB: 2/14/39)                                                   Chairman of the Board and Chief Executive Officer, Carson
                                                                 Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); Formerly Sales and Marketing
                                                                 Management with Nucor Steel Company.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

                                      2-39

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President for
(DOB: 12/20/41)                                                  Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board member and former Chairman of the Board of the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios and Mentor
                                                                 Institutional Trust; Formerly, Director, Mentor Income
                                                                 Fund,  Inc.and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner and Vice President in the law firm
(DOB: 8/26/55)                                                   of Kellam & Pettit, P.A.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); and
                                                                 Trustee, , 411 Technologies, LLP. (communications), and
                                                                 Director, J&M Cumming Paper Co.(paper merchandising);.
                                                                 Formerly, Director, Mentor Income Fund, Inc.; Columnist,
                                                                 Commerce and Industry Association of New Jersey.

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former  Managed Health Care Consultant; and
                                                                 former President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
                                      of Trustees                 Director, Mentor Income Fund, Inc.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA.

                                      2-40




Name                                 Position with Trust         Principal Occupations for Last Five Years

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant   to the Board  of Trustees of the
                                                                 Evergreen Funds; former member, New York Stock Exchange;
                                                                 member,   North Carolina Securities Traders Association;
                                                                 member, Financial Analysts  Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

*This Trustee may be considered an "interested person" of the Fund within the meaning of  the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS

================= ================ =============== =================================================

MOODY'S           S&P              FITCH           Credit Quality
================= ================ =============== =================================================
----------------- ---------------- --------------- -------------------------------------------------

Aaa               AAA              AAA             Excellent Quality (lowest risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Aa                AA               AA              Almost Excellent Quality (very low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

A                 A                A               Good Quality (low risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Baa               BBB              BBB             Satisfactory Quality (some risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Ba                BB               BB              Questionable Quality (definite risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

B                 B                B               Low Quality (high risk)
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
----------------- ---------------- --------------- -------------------------------------------------
----------------- ---------------- --------------- -------------------------------------------------

                  D                DDD/DD/D        In Default
================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment No. 2
          are contained in the Declaration of Trust              Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Contained herein
          Registrant and Evergreen Investment Management
          Company, LLC

(d)(2)    Sub-Advisory Agreement between Evergreen               Contained herein
          Investment Management Company, LLC and
          Tattersall Advisory Group, Inc.
          (Evergreen Select Balanced Fund)

(e)(1)    Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)(2)    Distribution Agreement Class A & C shares              Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(e)(3)    Distribution Agreement Class B shares                  Contained herein
          (Evergreen Equity Index Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Special Equity
           Fund)

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 14
                                                                 Filed on October 26, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)    Consent of KPMG LLP                                    Contained herein

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan Institutional                  Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan Class A shares                       Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(m)(3)    Distribution Plan Class B shares                       Contained herein
         (Evergreen Equity Index Fund, Evergreen Select
          Strategic Growth Fund, Evergreen Special Equity
          Fund)

(m)(4)    Distribution Plan for Class C shares                   Incorporated by reference to
          (Evergreen Select Strategic Growth Fund)               Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein

(p)       Code of Ethics                                         Contained herein

(q)       Powers of Attorney                                     Contained herein


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank; Chief Executive Officer,
                                   President and Director, Wachovia Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly known as Keystone Investment Management Co.) is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the follwoing address: Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

    First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of October, 2001.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of October, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     * Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number     Exhibit
-------    -------


(d)(1) Investment Advisory Agreement between the Registrant and Evergreen Investment Management Company, LLC

(d)(2)      Sub-advisory Agreement between the Registrant and
            Tattersall Advisory Group, Inc.

(e)(3)      Class B Distribution Agreement

(j)(1)      Consent of KPMG LLP

(m)(3)      Class B  Distribution Plan

(o)         Multiple Class Plan

(p)         Code of Ethics

(q)         Powers of Attorney

                    INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN SELECT EQUITY TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;

         (b)  all charges and expenses for bookkeeping and auditors;

         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies; (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;

         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;

         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                          EVERGREEN SELECT EQUITY TRUST

                                 By:/s/ Michael H. Koonce
                                 Name: Michael H. Koonce
                                 Title: Secretary

                          KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                  By:/s/ Christopher P. Conkey
                                  Name: Christopher P. Conkey
                                  Title: Executive Managing Director

                                                              As of May 11, 2001

                                   Schedule 1

                     Evergreen Select Small Cap Growth Fund
                           Evergreen Equity Index Fund
                         Evergreen Select Balanced Fund
                           Evergreen Core Equity Fund
                  (formerly Evergreen Select Core Equity Fund)
                          Evergreen Secular Growth Fund
                 (formerly Evergreen Select Secular Growth Fund)
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund
                (formerly Evergreen Select Strategic Value Fund)
                          Evergreen Special Equity Fund

                                                              As of May 11, 2001

                                   Schedule 2

                  As compensation for the Adviser's services to the Fund during the period of this Agreement, the Fund will pay to the Adviser a fee at the annual rate of:

I.       Evergreen Select Small Cap Growth Fund
-------------------------------------------------------------------------------
                                              Aggregate Net Asset Value
  Management Fee                              of the Shares of the Fund

  0.71% of the first                          $100,000,000, plus
  0.66% of the next                           $150,000,000, plus
  0.56% of amounts over                       $250,000,000;

  computed as of the close of business on each business day and payable daily


         Evergreen Core Equity Fund
         Evergreen Secular Growth Fund
         Evergreen Select Strategic Growth Fund
II.      Evergreen Strategic Value Fund
-------------------------------------------------------------------------------

  0.62% of the Average Daily Net Assets of each Fund

  computed as of the close of business on each business day.


III.     Evergreen Select Balanced Fund
-------------------------------------------------------------------------------

   0.52% of the Average Daily Net Assets of the Fund

   computed as of the close of business on each business day.


IV.      Evergreen Equity Index Fund
-------------------------------------------------------------------------------

   0.32% of the Average Daily Net Assets of the Fund

   computed as of the close of business on each business day.

V.       Evergreen Special Equity Fund
-------------------------------------------------------------------------------
   0.92% of the Average Daily Net Assets of the Fund

   computed as of the close of business on each business day.

                             SUB-ADVISORY AGREEMENT


         AGREEMENT made this 11th day of May, 2001, by and between Evergreen Investment Management Company, LLC (the "Adviser"), and Tattersall Advisory Group, Inc. (the "Sub-adviser").

         WHEREAS, the Adviser serves as investment adviser to the Evergreen Select Equity Trust (the "Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

         WHEREAS, the Trust is comprised of several separate investment portfolios; and

         WHEREAS, the Adviser desires to avail itself of the services, advice and assistance of the Sub-adviser to assist the Adviser in providing investment advisory services to the Funds listed on the attached Schedule A, as amended from time to time; and

         WHEREAS, the Sub-adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser;

         NOW,   THEREFORE,   in   consideration  of  the  terms  and  conditions
hereinafter set forth, it is agreed as follow:

         1. Employment of the Sub-adviser. The Adviser hereby employs the Sub-adviser to manage the investment and reinvestment of the Fund's assets, subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Sub-adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Fund or the Trust in any way. The Sub-adviser may execute Fund documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its providing advisory services to the Fund.

         2.  Obligations of Services to be provided by the Sub-adviser.  The
         --------------------------------------------------------------
Sub-adviser undertakes to provide the following services and to assume the following obligations:

                  a. The Sub-adviser shall manage the investment and reinvestment of the portfolio assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Actand Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and (iii) any written instructions which the Adviser or the Trust's Board of Trustees may issue from time-to-time. The Sub-adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect (the "Procedures"). The Adviser has provided to the Sub-adviser copies of all Governing Documents and Procedures and shall promptly provide to the Sub-adviser any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Sub-adviser shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Sub-adviser shall render such reports to the Trust's Board of Trustees and the Adviser as they may reasonably request concerning the investment activities of the Fund. Unless the Adviser gives the Sub-adviser written instructions to the contrary, the Sub-adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Fund.

                  b. Absent  instructions  of the Adviser to the  contrary,  the
         Sub-adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Sub-adviser shall use its best efforts to obtain best execution on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Sub-adviser has complied with Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

                  c. In connection with the placement of orders for the execution of the portfolio transactions of the Fund, the Sub-adviser shall create and maintain all records pertaining to the purchase and sale of securities by the Sub-adviser on behalf of the Fund required by Rule 31a-1(b)(5) and (9) under the 1940 Act. All such records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Adviser or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Sub-adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

                  d. The Sub-adviser shall bear its expenses of providing services pursuant to this Agreement.

         3. Compensation of the Sub-adviser. In full consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-adviser a fee at the annual rate set forth in Schedule B hereto of the value of the Fund's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Sub-adviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Sub-adviser, the value of the Fund's net assets shall be computed at the times and in the manner determined by the Trust's Board of Trustees and set forth in the Governing Documents.

         4. Other Activities of the Sub-adviser. The services of the Sub-adviser hereunder are not to be deemed exclusive, and the Sub-adviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

         5. Use of Names. The Adviser shall not use the name of the Sub-adviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Sub-adviser; provided, however, that the Adviser may use the name of the Sub-adviser and its affiliates in any such material that merely refers in accurate terms to the Sub-adviser's appointment hereunder. The Sub-adviser shall not use the name of the Trust or the Adviser in any material relating to the Sub-adviser in any manner not approved prior thereto by the Adviser; provided, however, that the Sub-adviser may use the name of the Adviser or the Trust in any material that merely refers in accurate terms to the appointment of the Sub-adviser hereunder.

         6. Liability of the Sub-adviser. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-adviser, the Sub-adviser shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies that the Trust may have under any federal or state securities laws.

         7. Limitation of Trust's Liability. The Sub-adviser acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Sub-adviser agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Sub-adviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

         8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2001 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in accordance with the provisions of the 1940 Act. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Sub-adviser or by the Sub-adviser upon 90 days prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and ?vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Sub-adviser and the Adviser, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

         9. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Adviser hereby consents to the disclosure to third parties of investment results and other data of the Fund in connection with providing composite investment results and related information of the Sub-adviser.

         10. Severability.  If any provision of this Agreement shall be held or
             ------------
made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         11. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


                        EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                          By: Christopher C. Conkey
                             _______________________________
                             Name: Christopher C. Conkey
                             Title: Executive Managing Director

                         TATTERSALL INVESTMENT GROUP, INC.

                           By: Kevin D. Girts
                              _______________________________
                              Name: Kevin D. Girts
                              Title: Chief Operating Officer

                                                                 May 11, 2001

                                   SCHEDULE A

EVERGREEN SELECT EQUITY TRUST, on behalf of each of the following series:

                         Evergreen Select Balanced Fund

                                                                   May 11, 2001
                                   Schedule B


                  As compensation for the Sub-adviser's services to each Fund during the period of this Agreement, the Adviser will pay to the Sub-adviser a fee at the annual rate of:


                  I.       Evergreen Select Balanced Fund
-------------------------------------------------------------------------------

                  0.22% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.

                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 11th day of May, 2001 by and between Evergreen Select Equity Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution
Agreement (the "Agreement");

         NOW,  THEREFORE,   in  consideration  of  the  agreements   hereinafter
contained, it is agreed as follows:

1.       SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee (as defined below) and CDSCs (as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2.       DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3.       REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the
Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5.       OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6.       AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7.       COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

(b) The provisions of this Section 7.1 shall be applicable to the extent necessary to enable the Trust to comply with its obligations in respect of each Fund to pay to the Distributor or to its order the Distribution Fee and the CDSC paid in respect of Shares of such Fund, and shall remain in effect with respect to the Shares so long as any payments are required to be made by the Trust with respect to the Shares of a Fund pursuant to the Irrevocable Payment Instructions as defined in the Amended and Restated Purchase and Sale Agreement dated as of May 11, 2001 (as amended and supplemented from time to time, the "Citibank Purchase Agreement") among the Distributor, Citibank, N.A. and Citicorp North America, Inc.

                  For the avoidance of doubt, the Distributor shall be entitled to receive the amount of CDSCs and Distribution Fees in respect of all Shares of each Fund issued during the term of this Distribution Agreement and any predecessor Distribution Agreement between the Trust or any of its predecessors and the Distributor or the Distributor's predecessor, EIS, including Shares issued in connection with one or more exchanges for Shares or shares of another Fund or fund.

(c) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (d) The Trust agrees to cause its  transfer  agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

(e) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

(f) Except as provided in Section 7(g) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

(g) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this
         Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.

(h) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor in the Irrevocable Payment Instructions, as the same may be amended from time to time with the consent of the Trust.

                  Without limiting the generality of the foregoing and subject to the Irrevocable Payment Instructions, EIS shall be deemed to be an Assignee hereunder with respect to all payments hereunder that are not directed by the Irrevocable Payment Instructions to be made to Citibank, N.A.

                  The Trust shall be without liability to any person if it pays such amounts when and as so directed by the Irrevocable Payment Instructions, except for underpayments of amounts actually due, without any amount payable as consequential or other damages due to such underpayment and without interest except to the extent that delay in payment of the Distribution Fee and CDSCs results in an increase in the maximum amount allowable under the Business Conduct Rules, which increases daily at a rate of prime plus one percent per annum.

                  The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

(i) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(j) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(k) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

(l) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8.       CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2001 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN SELECT EQUITY TRUST

By: /s/ Anthony P. Fischer                      By: /s/ Catherine E. Foley
   ___________________________                     _________________________
   Title: President                                Title: Assistant Secretary

                                                           As of May 11, 2001

                                    EXHIBIT A

                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund

                         CONSENT OF INDEPENDENT AUDITORS



Board of Trustees and Shareholders
Evergreen Select Equity Trust



We consent to the use of our report dated August 10, 2001 for Evergreen Core Equity Fund (formerly Evergreen Select Core Equity Fund),Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund), Evergreen Select Balanced Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund, and Evergreen Special Equity Fund, each a portfolio of the Evergreen Select Equity Trust, and our report dated September 7, 2001 for Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund), each a portfolio of the Evergreen Select Equity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.



                                    /s/ KPMG LLP



Boston, Massachusetts
October 26, 2001

                       DISTRIBUTION PLAN OF CLASS B SHARES
                          EVERGREEN SELECT EQUITY TRUST

     Section 1. Evergreen Select Equity Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of its Class B shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class B Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to .75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

    Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and
(b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

     Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services heretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

    Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

    Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class B Shares and/or other specified classes of shares of any Fund (together the "B-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to .75 % of the average daily net asset value of such B-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee and CDSCs (as defined below); (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); (iv) that the Trust on behalf of any Fund will not waive or change any contingent deferred sales charge ("CDSC") in respect of the Distributor's Allocable Portion thereof, except as provided in the Fund's prospectus or statement of additional information without the consent of the Principal Underwriter or any assignee of such Principal Underwriter's rights to its Allocable Portion; (v) that the termination of the Principal Underwriter, the principal underwriting agreement or this Plan will not terminate such Principal Underwriter's rights to its Allocable Portion of the CDSCs; and (vi) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee and CDSCs (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee and CDSCs so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term Allocable Portion of CDSCs as applied to any Principal Underwriter may mean the portion of the CDSCs allocable to Distributor Shares in accordance with the Allocation Schedule attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future B-Class-of-Shares and the cessation of the offering by the Fund of existing or future B-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the B Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "B-Class-of-Shares" may mean the B Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of the shares of such classes.

    The parties may agree that the existing C Class of Shares of the Fund does not have substantially similar economic characteristics to the B Classes of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of clarity the parties to such principal underwriting agreement may state that they intend that a new installment load class of shares which may be authorized by amendments to Rule 6(c)-10 under the 1940 Act will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of shares of the Fund taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of such principal underwriting agreement, "Allocation Schedule" may mean a schedule which shall be approved by Trustees (as defined below) in connection with their required approval of such principal underwriting agreement as assigning to each Principal Underwriter of Shares the portion of the total Distribution Fee payable by the Trust on behalf of each Fund under such principal underwriting agreement which has been earned by such Principal Underwriter to the extent necessary so that the continued payments thereof if such Principal Underwriter ceases to serve in that capacity does not penalize the Fund by requiring the Trust on behalf of such Fund to pay for services that have not been earned.

    Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

    Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

     A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

     B. That such agreement shall terminate automatically in the event of its assignment.

     Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.



Effective Date: August 30, 1999

                                                            May 11, 2001

                                    EXHIBIT A

          EVERGREEN SELECT EQUITY TRUST
                  Evergreen Equity Index Fund
                  Evergreen Special Equity Fund
                  Evergreen Select Strategic Growth Fund

                               MULTIPLE CLASS PLAN

                                     FOR THE

                                 EVERGREEN FUNDS

                            As amended August 1, 2001

Each Fund in the Evergreen group of mutual funds currently offers one or more of the following seventeen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I.       CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class L Shares

                  1. Class L Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class L Shares, as described in a Fund's current prospectus.

                  2. Class L Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class L Shares of a Fund in the Variable Annuity Trust may only exchange Class L shares for Class L shares of another Fund within the Variable Annuity Trust.

         E.       Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

        F.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund. Shareholders holding Institutional Shares of a Fund in the Variable Annuity Trust may only exchange Institutional Shares for Institutional Shares of another Fund within the Variable Annuity Trust.

         H.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Retail Shares

                  1. Retail Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Retail Shares, as described in a Fund's current prospectus.

                  2. Retail Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Retail Shares of a Fund for Retail Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

II.      CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. Class J Shares shall also bear that portion of the Transfer Agency fees and other expenses allowed by Rule 18f-3 that are attributable to them due to distribution outside of the United States. There currently are no other class specific expenses.

III.     EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV.      VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V.       EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                 CODE OF ETHICS

EVERGREEN INVESTMENT MANAGEMENT COMPANY
TATTERSALL ADVISORY GROUP, INC.

                             Effective May 11, 2001

As an Employee of any of the CMG Covered Companies, you are required to read, understand and abide by this Code of Ethics. The Code contains affirmative requirements as well as prohibitions that you are required to adhere to in connection with securities transactions effected on your behalf and on behalf of clients (including the Evergreen Funds). Such requirements include, among other things, (i.) notifying the Compliance Department upon establishing a personal securities account with a broker/dealer, (ii.) in certain cases, obtaining permission prior to engaging in a personal securities transaction, and (iii.) reporting personal securities transactions to the Compliance Department. Failure to adhere to the Code could result in sanctions, including dismissal from employment, and could also in certain cases expose you to civil or criminal penalties such as fines and/or imprisonment.

No written code can explicitly cover every situation that possibly may arise. Even in situations not expressly described, the Code and your fiduciary obligations generally require you to put the interests of your clients ahead of your own. If you have any questions regarding the appropriateness of any action under this Code or under your fiduciary duties generally, you should contact your Compliance Officer or Assistant General Counsel to discuss the matter before taking the action in question. Similarly, you should consult with your Compliance or Legal officer if you have any questions concerning the meaning or interpretation of any provision of the Code.

Finally, as an Employee of First Union Corporation or one of its divisions or subsidiaries, you should consult First Union's Code of Conduct contained in your Employee Handbook. This Code uses many defined terms that are defined in Section V.

I.       PROHIBITED ACTIVITIES

A.  No  Employee  shall  engage  in  any  Security  transactions,   activity  or
relationship that creates or has the appearance of creating a conflict of interest (financial or other) between the Employee and a Covered Company or a Client Account. Each Employee shall always place the financial and business interests of the Covered Companies and Client Accounts before his or her own personal financial and business interests.

B.       No Employee shall:

(1) employ any device, scheme or artifice to defraud a Client Account; (2) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon a Client Account; or (3) engage in any fraudulent, deceptive or manipulative practice with respect to a Client Account.

C. No Employee shall purchase or sell, directly or indirectly, any Security for any Personal Account, any Client Account, the account of a Covered Company, or any other account, while in possession of Inside Information concerning that Security or the issuer without the prior written approval of the Compliance Officer and the Assistant General Counsel and (per First Union's Code of Conduct) First Union's Conflict of Interest Committee, which approval shall specifically determine that such trading would not constitute an improper use of such Inside Information. Employees possessing Inside Information shall take reasonable precautions to ensure that such information is not disseminated beyond those Employees with a need to know such information. Any questions should be directed to the Compliance Officer or Assistant General Counsel.

D. No Employee shall recommend or cause a Covered Company or Client Account to take action or refrain from taking action for the Employee's own personal benefit.

E. It is presumed that Employees in a geographic location which does not effect trades will not have knowledge of transactions involving Client Accounts managed at a different geographic location, but use of any such information would likewise be prohibited.

(1) No Employee shall purchase or sell any Security for any Personal Account if he or she knows such Security (i.) is being purchased or sold for any Covered Company or Client Account or (ii.) is being actively considered for purchase or sale by any Covered Company or Client account.

(2) A Covered Company shall not purchase or sell any Security for its own account if the Employee making such purchase or sale knows such Security (i.) is being purchased or sold for any Client Account or (ii.) is being actively considered for purchase or sale by any Client Account.

The prohibitions contained in E.(1) and E.(2) shall not apply to:

(a) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policy holder or depositor; (b) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (c) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within 10 days prior to the call; and (d) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

F. No Employee shall purchase a Security for any Personal Account in an initial public offering, except for initial public offerings where the individual has a right to purchase the Security based on a preexisting status as a security holder, policy holder or depositor.

G. No Employee shall maintain or open a brokerage account constituting a Personal Account unless duplicate confirmations and statements of all account activity are forwarded to the Compliance Officer.

H. No Employee shall use any Derivative to evade the restrictions of this Code of Ethics.

I. No Investment Person shall be a director of a publicly traded company other than First Union Corporation without prior written approval of the Compliance Officer. Approval generally will not be granted.

J. No Access Person shall make investments for any Personal Account in any investment club without prior written approval from the Compliance Officer.

K. No Access Person may purchase a Security for any Personal Account in a private offering without prior written approval of the person's Chief Investment Officer or the Compliance Officer. In considering whether to grant such approval, the Compliance Officer or Chief Investment Officer will consider several factors, including but not limited to:

(1) whether the investment opportunity should be reserved for a Client Account; and
(2) whether the opportunity is being offered to the Access Person by virtue of his or her position with respect to a Client Account or a Covered Company.

If approval is granted, the Access Person must disclose the investment to the appropriate Chief Investment Officer before participating in any way in any decision as to whether a Client Account should invest in such Security or in another Security issued by the same issuer. In such circumstances, the Chief Investment Officer will conduct a review by investment personnel with no interest in the issuer prior to a purchase on behalf of a Client Account. The Compliance Officer shall retain a record of this approval and the rationale supporting it.

L. No Access Person may offer investment advice or manage any person's portfolio in which he or she does not have Beneficial Ownership other than a Client Account without prior written approval from the Compliance Officer.

M. No Investment Person may profit from the purchase and sale or sale and purchase of the same (or equivalent) Securities (other than securities issued by First Union Corporation) in a Personal Account within 60 calendar days. Any resulting profits will be disgorged as instructed by the Compliance Officer.

N. No Investment Person may buy or sell a Security for any Personal Account within seven calendar days before or after a Client Account that he or she manages, or provides information or advice to, or executes investment decisions for, trades in that Security, except:

(1) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policy holder or depositor; (2) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (3) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call; and (4) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

    Any related profits from such transaction will be disgorged as instructed by the Compliance Officer.

O. No Employee shall, directly or indirectly, in connection with any purchase or sale of any Security by a Client Account or a Covered Company or in connection with the business of a Client Account or a Covered Company, accept or receive from a third party any gift or other thing of more than de minimis value, other than (i.) business entertainment such as meals and sporting events involving no more than ordinary amenities and (ii.) unsolicited advertising or promotional materials that are generally available. An Employee also should consult First Union Corporation's Code of Conduct relating to acceptance of gifts from customers and suppliers. An Employee shall refer questions regarding the permissibility of accepting items of more than de minimis value to the Compliance Officer.

II.      PRE-CLEARING PERSONAL TRADES

Pre-Clearance Procedures and Standards

A. No Access Person may engage in a Securities transaction (other than a transaction described in Section B. below) involving a Personal Account unless he/she has first pre-cleared the transaction by completing a Personal Investment Pre-Clearance Form and had the form signed and/or initialed as set forth therein. Approval shall be indicated by the Access Person's Chief Investment Officer or other designated supervisor signing and dating the Form where indicated at the bottom. Any such approval shall only be valid until the end of the next trading day. The time allotment is limited to the actual time of purchase or sale of the Security. If execution of the trade does not take place by the end of the next trading day, then another pre-clearance request must be processed and approved. "Good till canceled" orders are forbidden and "no limit" orders must be canceled or pre-cleared again by the end of the next trading day after the approval if the trade is not executed.

B. The following transactions are excluded from the pre-clearance requirement:

(1) any transactions in Securities traded on a national securities exchange or NASDAQ NMS with an aggregate amount of (i.) 500 shares or less or (ii.) $25,000 or less (whichever is a lessor amount) of a particular security within a seven-day window. The de minimis is not valid for an Investment Person who has knowledge of recent purchases and sales of the same security within Client accounts.

(2) purchases pursuant to a dividend reinvestment program (DRIP) or purchases based upon preexisting status as a security holder, policy holder or depositor;
(3) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (4) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call; (5) transactions in Securities issued by First Union Corporation; (6) transactions by an Investment Person in a Security that all Client Accounts for which the person makes or executes investment decisions or recommendations are prohibited under their investment guidelines from purchasing; and (7) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

C. Failure to receive pre-approval on applicable trades will result in the following actions:

(1) First Failure: Letter of Reprimand;
(2) Second Failure: $100.00 fine, payable to a charity agreeable to the Compliance Officer and the Access Person;
(3) Third Failure: $250.00 fine, payable to a charity agreeable to the Compliance Officer and the Access Person;
(4) Fourth Failure: Referral to appropriate management for action.

D. All employees should consult the First Union Code of Conduct regarding the permissibility of investing in other financial institutions.


III.     REPORTING REQUIREMENTS

A. Each year every Employee must sign an acknowledgment stating that he/she has received and reviewed and will comply with this Code of Ethics. New Employees should read and sign the policy within 30 days of employment.

B. Each Employee shall give written instructions to every broker with whom he or she transacts for any Personal Account to provide duplicate confirmation for all purchases and sales of Securities to:

For Evergreen Investment Management Company. - White Plains, NY Employees:

         Evergreen Funds
         1311 Mamaroneck Avenue
         White Plains, NY  10605
         ATTN:  Compliance Department

For Evergreen Investment  Management Company - Boston,  Richmond,  and Charlotte
Employees:

For Tattersall Advisory Group, Inc. Employees:

         Tattersall Advisory Group, Inc.
         6802 Paragon Place, Suite 200
         Richmond, VA  23230
         ATTN:  Compliance Department

C. Employees who are not Investment Persons or Access Persons must report all transactions for their Personal Account annually for each year ending December 31 by the following January 31.

D. Each Access Person must report all Securities holdings in all Personal Accounts upon commencement of employment (or within ten days of becoming an Access Person) and thereafter annually, for each year ending December 31 by the following January 31. A separate holdings list need not be provided if all personal security holdings are otherwise listed on copies of brokerage statements received by Compliance.

E. Each Access Person shall file with the Compliance Officer within ten calendar days after the end of each calendar quarter (March 31, June 30, September 30, December 31) a report listing each Security transaction (including those exempt from the pre-clearance requirements) effected during the quarter for any Personal Account; provided, however, a Security transaction need not be separately reported under this paragraph if a copy of a broker confirmation for the transaction was forwarded to the appropriate Compliance Officer as required under Section 1.G.

F. Any Employee who becomes aware of any person trading on or communicating Inside Information (or contemplating such actions) must report such event to the Compliance Officer or the Assistant General Counsel.

G. Any Employee who becomes aware of any person violating this Code of Ethics must report such event to the Compliance Officer or the Assistant General Counsel.

IV.      ENFORCEMENT

A. Review:- The Compliance Officer shall review reports filed under the Code of Ethics to determine whether any violation of this Code of Ethics may have occurred.

B. Investigation: - The Assistant General Counsel shall investigate any substantive alleged violation of the Code of Ethics. An Employee allegedly involved in a violation of the Code of Ethics may be required to deliver to the Assistant General Counsel or his/her designee all tax returns involving any Personal Account or any Securities for which the Employee has Beneficial Ownership for all years requested. Failure to comply may result in termination.

C. Sanctions: - In determining the sanctions to be imposed for a violation of this Code of Ethics, the following factors, among others, may be considered:

(1)      the degree of willfulness of the violation;
(2)      the severity of the violation;
(3) the extent, if any, to which an Employee profited or benefited from the violation; (4) the adverse effect, if any, of the violation on a Covered Company or a Client Account; and (5) any history of prior violation of the Code.

    The following sanctions, among others, may be considered:

(1) disgorgement of profits;
(2) fines;
(3) letter of reprimand;
(4) suspension or termination of employment; and
(5) such other actions as the Compliance Officer in concert with appropriate legal counsel, or the Boards of Trustees of the Evergreen Funds, shall determine.

D. All violations of the Code of Ethics involving Employees with responsibilities relating to the Evergreen Funds or otherwise involving the Evergreen Funds, and any sanctions imposed shall be reported to the Boards of Trustees of the Evergreen Funds. All violations of the Code and any sanctions also shall be reported to the Employee's supervisor, and any regulatory agency requiring such reporting, and shall be filed in the Employee's personnel record.

E.    Potential Legal Penalties for Misuse of Inside Information

(1) civil penalties up to three times the profit gained or loss avoided; (2) disgorgement of profits; (3) injunctions, including being banned from the securities industry; (4) criminal penalties up to $1 million; and/or (5) jail sentences.

V.       DEFINITIONS

Access Person: Access Person includes: (i.) any director of a Covered Company or any officer of a Covered Company with the title of Vice President or above, but excluding any such director or officer excluded in writing by the Covered Company's Compliance Officer with the approval of the Assistant General Counsel; (ii.) any Investment Person, but excluding any such person excluded in writing by the appropriate person's Compliance Officer with the approval of the Assistant General Counsel; and (iii.) any Employee of a Covered Company who, in connection with his or her regular duties, makes, participates in, or obtains information regarding the purchase or sale of a Security by a Client Account or a Covered Company. Upon the hiring of a new Employee or of a change in an Employee's job title or responsibilities, the Chief Operating Officer, with the approval of the appropriate Compliance Officer, will determine whether the employee or has become an Access Person under the Code. The Compliance Officer will notify the employee.

Assistant General Counsel:  Michael H. Koonce - 617/210-3663

Beneficial Ownership: A direct or indirect financial interest in an investment giving a person the opportunity directly or indirectly to participate in the risks and rewards of the investment, regardless of the actual owner of record. Securities of which a person may have Beneficial Ownership include, but are not limited to:

(1) securities owned by a spouse, by or for minor children, or by relatives of the person or his/her spouse who live in his/her home, including Securities in trusts of which such persons are beneficiaries; (2) a proportionate interest in Securities held by a partnership of which the person is a general partner; (3) securities for which a person has a right to dividends that are separated or separable from the underlying securities; and (4) securities that a person has a right to acquire through the exercise or conversion of another Security.

Client Account: Any account of any person or entity (including an investment company) for which a Covered Company provides investment advisory or investment management services. Client Account does not include brokerage or other accounts not involving investment advisory or management services.

Compliance Officer: The Compliance Officers for each Covered Company are set forth below:

        Evergreen Investment Management Company - White Plains

        Christina Carroll          914/644-1122
        Jim Angelos                617/210-3690

        Evergreen Investment Management Company - Charlotte, Boston and Richmond

         Cathy White                617/210-3606
         Jim Angelos                617/210-3690
         Barbara Lapple             704/383-6419

         Tattersall Advisory Group

         Margaret Corwin            804/289-2663


Covered Company: Includes Evergreen Investment Management Company, , and Tattersall Advisory Group, Inc. Covered Company also includes any other registered CMG investment advisors that are acquired during the time this Code is in effect.

Derivative: Every financial arrangement whose value is linked to, or derived from, fluctuations in the prices of stock, bonds, currencies or other assets. Derivatives include but are not limited to futures, forward contracts, options and swaps on interest rates, currencies, and stocks.

Direct or Indirect Influence or Control: The power on the part of an Employee, his/her spouse or a relative living in his/her home to directly or indirectly influence the selection or disposition of investments.

Employee: Any director, officer, or employee of a Covered Company, including temporary or part-time employees and employees on short-term disability or leave of absence. Independent contractors and their employees providing services to a Covered Company, if designated by the Compliance Officer, shall be treated as Employees under this Code.

Evergreen Funds: The open and closed-end investment companies advised or administered by the Covered Companies.

Inside Information: Information regarding a Security or its issuer that has not yet been effectively communicated to the public through an SEC filing or widely distributed news release, and which a reasonable investor would consider important in making an investment decision or which is reasonably likely to impact the trading price of the Security. Inside Information includes, but is not limited to, information about (i.) dividend changes, (ii.) earnings estimates and changes to previously released estimates, (iii.) other changes in financial status, (iv.) proposed mergers or acquisitions, (v.) purchases or sales of material amounts of assets, (vi.) significant new business, products or discoveries or losses of business, (vii.) litigation or investigations, (viii.) liquidity difficulties or (ix.) management changes.

Investment Person: An Employee who is a portfolio manager, securities analyst, or trader, or who otherwise makes recommendations regarding or effects the purchase or sale of securities by a Client Account.

Personal Account: Any holding of Securities constituting Beneficial Ownership, other than a holding of Securities previously approved by the Compliance Officer over which the Employee has no Direct Influence or Control. A Personal Account is not limited to securities accounts maintained at brokerage firms, but also includes holdings of Securities owned directly by an Employee.

Security: Any type of equity or debt instrument and any rights relating thereto, such as derivatives, warrants and convertible securities.

Unless otherwise noted, Security does not include:

(1) US Government Securities (see definition below);
(2) commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, or any other money market instruments; (3) shares of registered open-end investment companies (i.e., mutual funds); (4) commodities (except the Security that does include options on individual equity or debt securities); (5) real estate investment trusts; (6) guaranteed insurance contracts/ bank investment contracts; or (7) index based securities; (8) derivatives based on any instruments listed above.

Shares issued by all closed end funds (excluding index-based derivatives) are included in the definition of Security.

U.S. Government Securities: All direct obligations of the U.S. Government and its agencies and instrumentalities (for instance, obligations of GNMA, FHLCC, or FHLBs).

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Charles A. Austin, III                 Trustee
Charles A. Austin, III

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Gerald M. McDonnell                    Trustee
Gerald M. McDonnell

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Thomas L. McVerry                      Trustee
Thomas L. McVerry

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Russell A. Salton, III                 Trustee
Russell A. Salton, III, M.D.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ K. Dun Gifford                         Trustee
K. Dun Gifford

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Leroy Keith, Jr.                       Trustee
Leroy Keith, Jr.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ David M. Richardson                    Trustee
David M. Richardson

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Chairman of the Board and Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Michael S. Scofield                    Chairman of the Board and Trustee
Michael S. Scofield

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Richard J. Shima                       Trustee
Richard J. Shima

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ William W. Pettit                      Trustee
William W. Pettit

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Louis W. Moelchert                     Trustee
Louis W. Moelchert

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Richard Wagoner                        Trustee
Richard Wagoner

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter President and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ William M. Ennis                       President
William M. Ennis

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Lloyd Lipsett, Michael H. Koonce, John A. Dudley, Robert N. Hickey, David M. Leahy and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of June 22, 2001.

Signature                                  Title

/s/ Carol A. Kosel                         Treasurer
Carol A. Kosel

                                                  October 26, 2001


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Equity Trust (the "Trust")
               Post-Effective Amendment No. 16 to Registration Statement on Form N-1A, Nos: 333-36047/811-08363

Ladies and Gentlemen:

     On behalf of the Evergreen Select Equity Trust, a Delaware business trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

      This  Amendment is being filed  pursuant to Rule 485(b) under the 1933 Act
(i)for the purpose of bringing the Funds' financial statements up to date pursuant to Section 10(a)(3)of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.


                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle

Enclosure